AXP(R) State
                                                                      Tax-Exempt
                                                                           Funds

                                                              2002 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
   Express(R)
 Funds

(icon of) lock

Tax-exempt funds from the following states:

California
Massachusetts
Michigan
Minnesota
New York
Ohio

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Twice the Tax Relief

Many people who want to reduce their tax burden favor municipal bonds because the interest they pay is generally free from federal tax. If you want to eliminate state tax, too, you can invest in municipal bonds in the state in which you reside. This double tax-exemption makes this one of the best tax-advantaged investments still available to individuals. What's more, the money you invest is typically used by municipalities to fund projects such as schools and highways. So, with this investment, the benefits reach well beyond your pocketbook.

Table of Contents

2002 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                      3

Portfolio Manager Q & A                                4

Fund Facts                                             6

California Tax-Exempt Fund                            12
The 10 Largest Holdings                               12
The Fund's Long-term Performance                      13

Massachusetts Tax-Exempt Fund                         14
The 10 Largest Holdings                               14
The Fund's Long-term Performance                      15

Michigan Tax-Exempt Fund                              16
The 10 Largest Holdings                               16
The Fund's Long-term Performance                      17

Minnesota Tax-Exempt Fund                             18
The 10 Largest Holdings                               18
The Fund's Long-term Performance                      19

New York Tax-Exempt Fund                              20
The 10 Largest Holdings                               20
The Fund's Long-term Performance                      21

Ohio Tax-Exempt Fund                                  22
The 10 Largest Holdings                               22
The Fund's Long-term Performance                      23

Making the Most of the Fund                           24

Board Members and Officers                            25

Independent Auditors' Report                          27

Financial Statements                                  28

Notes to Financial Statements                         35

Investments in Securities                             53

Federal Income Tax Information                        74

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2    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

(picture of)Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

These Funds will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,




Arne H. Carlson


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3    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Portfolio Manager Q & A

Q: How did the Funds perform (Class A shares, excluding sales charges) for the one-year period ended June 30, 2002?

A: In an environment that, while somewhat volatile, was generally favorable for municipal bonds, our state-specific tax-exempt bond funds enjoyed positive results. AXP California Tax-Exempt Fund gained 5.66% during the year, compared to a return of 6.16% for the Lipper California Municipal Debt Funds Index. AXP Massachusetts Tax-Exempt Fund returned 5.94%, compared to a return of 6.30% for the Lipper Massachusetts Municipal Debt Funds Index. AXP Michigan Tax-Exempt Fund gained 5.83% for the year while the Lipper Michigan Municipal Debt Funds Index rose 6.08%. AXP Minnesota Tax-Exempt Fund returned 6.15% for the period while the Lipper Minnesota Municipal Debt Funds Index gained 6.07%. AXP New York Tax-Exempt Fund rose 5.26% for the year compared to a return of 5.68% for the Lipper New York Municipal Debt Funds Index. AXP Ohio Tax-Exempt Fund returned 5.87% during the year, while its comparative Lipper Ohio Municipal Debt Funds Index generated a return of 6.22%. A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, returned 6.92% for the same 12-month period.

Q: What factors affected the performance of the Funds during the year?

A: Early in the period, a slowdown in the U.S. economy led to a decline in interest rates, a generally positive factor for bond prices. Interest rates remained relatively stable for most of the rest of 2001 as the terrorist attacks of September 11 had a negative effect on the bond market. Bonds started 2002 in a strong position as well, and except for an uptick in interest rates in March, due to sudden concerns about the threat of higher inflation, the Funds continued to enjoy solid performance through the end of June. The Funds were somewhat defensively positioned from an interest-rate standpoint in the first half of the 12-month period, in anticipation that interest rates would trend higher as the economy improved. As it became apparent in the new year that interest rates were not likely to rise substantially, the Funds were structured in an effort to better capitalize on that environment. Most states were also beginning to feel an increasing budget crunch, resulting in greater issuance of debt. Among issues of note for specific state Funds were:

California

A strong demand for bonds helped to keep interest rates stable, despite additional issuance by cash-strapped governments negatively affected by reduced tax revenues as a result of a weakened economy.

New York

New issue activity was light in the first quarter of 2002, which boosted relative (New York versus national) bond values more than normal. The positive relative price trend was counteracted in the second quarter, when issuance rose heavily in connection to the rebuilding process following the terrorist attacks.

Minnesota

Issuance was low in Minnesota this quarter and year-to-date. As a result, we've added some select Puerto Rico bonds to the portfolio, which has helped us in our efforts to keep the portfolio fully invested. We have been emphasizing high-quality intermediate municipals with good structure and call protection, which we feel offer the best overall value in the market.

Michigan

We continue our efforts to keep this portfolio fully invested. Additionally, we are attempting to move the portfolio to a more neutral position regarding interest rate sensitivity (duration), in light of our expectations of higher interest rates in the months ahead.

Massachusetts and Ohio

Issuance continues to be strong in both Massachusetts and Ohio, and we took advantage of the attractive pricing that typically accompanies strong-issuance periods and added several new bonds to both portfolios this period. In addition, we added Puerto Rico bonds to the portfolios, which are extremely liquid and appeal to investors due in large part to their triple tax-exemption in most cases.

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4    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Q: Did you make significant changes to the Funds during this period?

A: Along with adjusting the Funds to be more sensitive to interest rate trends (as mentioned above), significant effort was placed on improving the quality of the Funds. This included reducing holdings among investment-grade issues that receive lower quality ratings (from independent rating agencies). The California Tax-Exempt Fund added some non-rated securities that offer a more attractive yield, but are being closely watched by our internal research analysts who specialize in the municipal bond market. Another general change implemented in recent months for all of the Funds was to reduce the number of longer-term holdings that had unfavorable call provisions (that allow the issuer to payoff the debt obligation early, which can eliminate a bond from our portfolio that pays attractive dividends). Instead, we put greater emphasis on intermediate-term bonds with more favorable call provisions and less interest rate risk. We anticipate this will improve the performance opportunities for the Funds over the long term.

Q: What is your outlook for the coming year?

A: The bond market is likely to present challenges as well as opportunities in the coming year. With signs generally pointing to positive movement in the U.S. economy, it seems likely that interest rates will trend somewhat higher during the next 12 months. But at the same time, we are encouraged by the fact that the threat of a significant jump in the rate of inflation seems muted. If that continues to be the case, it seems unlikely that we'll experience a dramatic jump in interest rates. Also working in favor of these Funds is that the demand for tax-advantaged investments remains strong, and should contribute favorably to the pricing environment for the market.

Q: How are you positioning the Funds in light of your outlook?

A: We plan to keep the Funds virtually fully invested in order to take complete advantage of the tax-exempt income opportunities available to us. We also are likely to focus primarily on higher-quality securities. At the same time, we will closely monitor interest rate trends, and make adjustments to the Funds, particularly if it appears that rates are destined to move higher in the coming months. Our emphasis will be to preserve principal while still generating a competitive level of income that is generally free of income tax at the federal, state and (where applicable) local levels.


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5    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Fund Facts

AXP California Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.23
June 30, 2001                                             $5.18
Increase                                                  $0.05

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.24
From long-term capital gains                              $  --
Total distributions                                       $0.24
Total return*                                            +5.66%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.23
June 30, 2001                                             $5.17
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.20
From long-term capital gains                              $  --
Total distributions                                       $0.20
Total return*                                            +5.07%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.24
June 30, 2001                                             $5.18
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.20
From long-term capital gains                              $  --
Total distributions                                       $0.20
Total return*                                            +5.07%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.37
June 30, 2001                                             $5.28
Increase                                                  $0.09

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.22
From long-term capital gains                              $  --
Total distributions                                       $0.22
Total return*                                            +5.94%

Class B -- 12-month performance
(All figures per share)
Net asset value (NAV)
June 30, 2002                                             $5.37
June 30, 2001                                             $5.28
Increase                                                  $0.09

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.18
From long-term capital gains                              $  --
Total distributions                                       $0.18
Total return*                                            +5.15%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.37
June 30, 2001                                             $5.28
Increase                                                  $0.09

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.18
From long-term capital gains                              $  --
Total distributions                                       $0.18
Total return*                                            +5.16%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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7    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.33
June 30, 2001                                             $5.27
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.24
From long-term capital gains                              $  --
Total distributions                                       $0.24
Total return*                                            +5.83%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.33
June 30, 2001                                             $5.27
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.20
From long-term capital gains                              $  --
Total distributions                                       $0.20
Total return*                                            +5.04%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.33
June 30, 2001                                             $5.27
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.20
From long-term capital gains                              $  --
Total distributions                                       $0.20
Total return*                                            +5.05%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.


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8    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.20
June 30, 2001                                             $5.14
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.25
From long-term capital gains                              $  --
Total distributions                                       $0.25
Total return*                                            +6.15%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.20
June 30, 2001                                             $5.14
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.21
From long-term capital gains                              $  --
Total distributions                                       $0.21
Total return*                                            +5.36%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.20
June 30, 2001                                             $5.14
Increase                                                  $0.06

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.21
From long-term capital gains                              $  --
Total distributions                                       $0.21
Total return*                                            +5.36%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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9    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.16
June 30, 2001                                             $5.12
Increase                                                  $0.04

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.22
From long-term capital gains                              $  --
Total distributions                                       $0.22
Total return*                                            +5.26%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.16
June 30, 2001                                             $5.12
Increase                                                  $0.04

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.19
From long-term capital gains                              $  --
Total distributions                                       $0.19
Total return*                                            +4.48%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.16
June 30, 2001                                             $5.11
Increase                                                  $0.05

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.19
From long-term capital gains                              $  --
Total distributions                                       $0.19
Total return*                                            +4.68%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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10    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.35
June 30, 2001                                             $5.27
Increase                                                  $0.08

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.22
From long-term capital gains                              $  --
Total distributions                                       $0.22
Total return*                                            +5.87%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.34
June 30, 2001                                             $5.27
Increase                                                  $0.07

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.18
From long-term capital gains                              $  --
Total distributions                                       $0.18
Total return*                                            +4.89%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
June 30, 2002                                             $5.35
June 30, 2001                                             $5.28
Increase                                                  $0.07

Distributions -- July 1, 2001 - June 30, 2002
From income                                               $0.18
From long-term capital gains                              $  --
Total distributions                                       $0.18
Total return*                                            +4.89%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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11    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP California Tax-Exempt Fund

                                                                   Percent             Value
                                                               (of net assets) (as of June 30, 2002)
Anaheim Public Finance Authority Revenue Bonds
Electric Utilities San Juan 2nd Series 1993
5.75% 2022                                                          4.4%          $11,677,976

Community Development Authority Health Facilities
Unihealth America Certificate of Participation
Series 1993 Inverse Floater
9.70% 2011                                                          2.4             6,284,999

San Diego County Water Authority Revenue Bonds
Certificates of Participation Series 1998A
4.50% 2024                                                          2.2             5,934,467

Redding Redevelopment Agency Tax Allocation
Refunding Bonds Canby Hilltop Cypress Series 1993D
5.00% 2023                                                          1.8             4,663,293

Fontana Redevelopment Agency
Refunding Certificate of Participation
Police Facility Series 1993
5.63% 2016                                                          1.7             4,600,305

Northern California Transmission Select Auction
Variable Rate Security & Residual Interest Revenue Bonds
Series 1993
5.50% 2024                                                          1.7             4,590,720

Puerto Rico Electric Power Authority Refunding Revenue Bonds
Series 2002-683 Inverse Floater
14.20% 2017                                                         1.5             4,016,100

San Diego County Capital Asset Lease
Certificate of Participation Series 1993
Inverse Floater
9.22% 2007                                                          1.5             3,924,672

Statewide Communities Development Authority
Certificates of Participation
St. Joseph Health System Group Series 1994
6.50% 2015                                                          1.5             3,891,300

Fontana Unified School District
Unlimited Tax General Obligation Bonds
Series 1995C
6.15% 2020                                                          1.4             3,764,395

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 20.1% of net assets

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12    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP California Tax-Exempt Fund

          How your $10,000 has grown in AXP California Tax-Exempt Fund

(line chart)

$30,000

                                       Lehman Brothers Municipal Bond Index
                 Lipper California Municipal Debt Funds Index
$20,000
                                                                         $16,500
                                                  AXP California Tax-Exempt Fund
                                                                         Class A

$9,525


  '92    '93    '94    '95    '96    '97     '98     '99     '00     '01     '02

Average Annual Total Returns (as of June 30, 2002)

                     1 year   5 years   10 years    Since inception
Class A              +0.64%   +4.05%     +5.13%           N/A
Class B              +1.07%   +4.11%       N/A          +4.69%*
Class C              +5.07%     N/A        N/A          +6.24%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,216. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing AXP California Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper California Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


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13    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP Massachusetts Tax-Exempt Fund

                                                                   Percent             Value
                                                               (of net assets) (as of June 30, 2002)
State Residuals Unlimited General Obligation
Refunding Bonds Series 2002-692 Inverse Floater
14.18% 2015                                                         4.8%           $4,440,088

Boston City Hospital Refunding Revenue Bonds
Series 1993B
5.75% 2023                                                          3.2             3,000,930

State Special Obligation Consolidated Loan
Refunding Revenue Bonds Series 2002A
5.50% 2016                                                          3.1             2,889,588

State Limited General Obligation Bonds
Consolidated Loan Series 2002A
5.00% 2014                                                          2.9             2,702,975

Greater Lawrence Vocational Technical
High School District Limited General Obligation
Bonds State Qualified Series 2001
5.00% 2003                                                          2.8             2,563,525

State Health & Educational Facilities Authority
Pre-refunded Revenue Bonds Suffolk University
Series 1992B
6.35% 2022                                                          2.8             2,545,923

State Health & Educational Facilities Authority
Refunding Revenue Bonds
Cape Cod Health System Series 1993A
5.25% 2021                                                          2.7             2,508,275

State Water Resources Authority
Revenue Bonds Series 1992A
6.50% 2019                                                          2.6             2,403,160

Commonwealth of Puerto Rico
Public Improvement Unlimited General
Obligation Refunding Bonds Series 2001A
5.50% 2016                                                          2.4             2,230,460

State Development Finance Agency
Revenue Bonds SeMass System
Series 2001B A.M.T.
5.00% 2005                                                          2.3             2,101,400

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further details about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 29.6% of net assets

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14    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP Massachusetts Tax-Exempt Fund

        How your $10,000 has grown in AXP Massachusetts Tax-Exempt Fund

(line chart)

$30,000

                                     Lehman Brothers Municipal Bond Index
                 Lipper Massachusetts Municipal Debt Funds Index
$20,000
                                                                         $16,523
                                               AXP Massachusetts Tax-Exempt Fund
                                                                         Class A

   $9,525

'92     '93     '94    '95    '96    '97     '98     '99     '00     '01     '02

Average Annual Total Returns (as of June 30, 2002)

               1 year     5 years  10 years   Since inception
Class A        +0.92%     +3.85%    +5.15%          N/A
Class B        +1.15%     +3.91%      N/A         +4.59%*
Class C        +5.16%       N/A       N/A         +6.61%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,025. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Index. In comparing AXP Massachusetts Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Massachusetts Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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13    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP Michigan Tax-Exempt Fund

                                                                   Percent             Value
                                                               (of net assets) (as of June 30, 2002)
Romulus Township School District Unlimited Tax
General Obligation Refunding Bonds Series 1993
5.75% 2022                                                          3.2%           $2,557,549

State Utility Unlimited Tax General Obligation
Revenue Bonds Series 2001
5.50% 2014                                                          2.8             2,229,079

State Unlimited General Obligation Refunding
Revenue Bonds Series 2002
5.50% 2016                                                          2.8             2,214,959

Grand Ledge Public Schools Unlimited Tax General
Obligation Refunding Bonds Eaton, Clinton & Ionia
Counties Series 1995
5.38% 2024                                                          2.5             2,024,040

Woodhaven & Brownstown School Districts
Unlimited General Obligation Bonds Series 2002
5.38% 2018                                                          2.5             1,973,681

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Ford Motor Series 1991A
7.10% 2006                                                          2.3             1,820,973

Troy City Downtown Development Authority
County of Oakland Development Pre-refunded
Revenue Bonds Series 1995A
6.38% 2018                                                          2.1             1,709,655

Detroit Sewer Disposal Pre-refunded Revenue Bonds
Series 1993
5.70% 2023                                                          2.1             1,697,520

Puerto Rico Public Finance
Revenue Bonds Series 1998A
5.38% 2018                                                          2.1             1,642,635

State Strategic Fund Limited Tax Obligation Refunding
Revenue Bonds Detroit Edison Series 1992BB
6.50% 2016                                                          1.9             1,535,565

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 24.3% of net assets

--------------------------------------------------------------------------------
16    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP Michigan Tax-Exempt Fund

           How your $10,000 has grown in AXP Michigan Tax-Exempt Fund

(line chart)

$30,000

                                      Lehman Brothers Municipal Bond Index
                 Lipper Michigan Municipal Debt Funds Index
$20,000
                                                                         $16,484
                                                    AXP Michigan Tax-Exempt Fund
                                                                         Class A

    $9,525

'92     '93     '94    '95    '96    '97     '98     '99     '00     '01     '02

Average Annual Total Returns (as of June 30, 2002)

               1 year   5 years 10 years    Since inception
Class A        +0.80%   +3.79%   +5.12%           N/A
Class B        +1.04%   +3.84%     N/A          +4.48%*
Class C        +5.05%     N/A      N/A          +6.62%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,269. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Michigan Municipal Debt Funds Index. In comparing AXP Michigan Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Michigan Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
17    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP Minnesota Tax-Exempt Fund

                                                                   Percent             Value
                                                               (of net assets) (as of June 30, 2002)
Minneapolis & St. Paul Housing &
Redevelopment Authority Health Care
System Revenue Bonds Healthspan
Series 1993A
4.75% 2018                                                          3.0%          $13,423,319

State Unlimited General Obligation Bonds
Series 2001
5.00% 2010                                                          2.4            10,828,400

Minneapolis & St. Paul Housing &
Redevelopment Authority Health Care
System Revenue Bonds Group Health Plan
Series 1992
6.75% 2013                                                          2.4            10,736,565

State Unlimited General Obligation Bonds
Series 2001
5.00% 2015                                                          2.2             9,911,298

State Unlimited General Obligation Bonds
Series 2002
5.00% 2010                                                          2.2             9,814,068

St. Louis Park Health Care Facilities
Regular Fixed Revenue Bonds
Series 1993 Inverse Floater
5.10% 2013                                                          2.1             9,119,970

Southern Minnesota Municipal
Power Agency Power Supply System
Refunding Revenue Bonds
Capital Appreciation Zero Coupon
Series 1994A
6.67% 2019                                                          1.9             8,559,915

Metropolitan Council Minneapolis & St. Paul
Unlimited General Obligation Bonds
Series 2001B
4.00% 2004                                                          1.7             7,678,154

Southern Minnesota Municipal
Power Agency Power Supply System
Refunding Revenue Bonds
Series 1993A
4.75% 2016                                                          1.7             7,669,139

Faribault Independent School District #656
Unlimited General Obligation School Building
Bonds Series 1995
5.75% 2015                                                          1.7             7,360,437

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 21.3% of net assets

--------------------------------------------------------------------------------
18    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP Minnesota Tax-Exempt Fund

          How your $10,000 has grown in AXP Minnesota Tax-Exempt Fund

(line chart)

$30,000

                                        Lehman Brothers Municipal Bond Index
                 Lipper Minnesota Municipal Debt Funds Index
$20,000
                                                                         $16,612
                                                   AXP Minnesota Tax-Exempt Fund
                                                                         Class A

   $9,525

'92     '93     '94    '95    '96    '97     '98     '99     '00     '01    '02

Average Annual Total Returns (as of June 30, 2002)

               1 year    5 years  10 years   Since inception
Class A        +1.11%    +4.13%    +5.21%          N/A
Class B        +1.36%    +4.19%      N/A         +4.82%*
Class C        +5.36%      N/A       N/A         +6.65%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,488. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Minnesota Municipal Debt Funds Index. In comparing AXP Minnesota Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Minnesota Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

--------------------------------------------------------------------------------
19    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP New York Tax-Exempt Fund

                                                                   Percent             Value
                                                               (of net assets) (as of June 30, 2002)
State Dormitory Authority Revenue Bonds
School Districts Financing Series 2002A
5.75% 2017                                                          4.9%           $5,498,599

New York City Transitional Finance Authority
Public Improvement Revenue Bonds Series 2002C
5.50% 2016                                                          4.8             5,382,949

State Dormitory Authority Revenue Bonds
New York University Series 1998A
6.00% 2017                                                          3.1             3,443,979

State Dormitory Authority Refunding Revenue Bonds
Consolidated City University System Series 1993A
5.75% 2013                                                          3.0             3,335,340

New York City Unlimited General Obligation
Refunding Bonds Series 2002E
5.75% 2016                                                          2.9             3,205,890

State Energy Research & Development Authority
Revenue Bonds Solid Waste Disposal
State Electric & Gas Series 1993A A.M.T.
5.70% 2028                                                          2.7             3,057,390

Commonwealth of Puerto Rico Highway &
Transportation Authority Refunding Revenue
Bonds Series 2002E
5.50% 2021                                                          2.6             2,922,368

State Energy Research & Development Authority
Pollution Control Refunding Revenue Bonds
Rochester Gas & Electric Series 1992B A.M.T.
6.50% 2032                                                          2.3             2,552,850

State Dormitory Authority Refunding Revenue Bonds
State University Educational Facilities Series 1993A
5.25% 2015                                                          2.0             2,204,438

New York City Unlimited General Obligation
Refunding Bonds Series 2002E
5.63% 2015                                                          2.0             2,187,600

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 30.3% of net assets

--------------------------------------------------------------------------------
20    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP New York Tax-Exempt Fund

           How your $10,000 has grown in AXP New York Tax-Exempt Fund

(line chart)

$30,000

                                    Lehman Brothers Municipal Bond Index
                      Lipper New York Municipal Debt Funds Index
$20,000
                                                                         $16,288
                                                    AXP New York Tax-Exempt Fund
                                                                         Class A
   $9,525

'92     '93     '94    '95    '96    '97     '98     '99     '00     '01   '02

Average Annual Total Returns (as of June 30, 2002)

               1 year    5 years  10 years   Since inception
Class A        +0.27%    +4.08%    +5.00%          N/A
Class B        +0.48%    +4.14%      N/A         +4.54%*
Class C        +4.68%      N/A       N/A         +6.57%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,050. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index. In comparing AXP New York Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper New York Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
21    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The 10 Largest Holdings

AXP Ohio Tax-Exempt Fund

                                                                   Percent             Value
                                                               (of net assets) (as of June 30, 2002)
Cleveland Regional Transit Authority
Limited General Obligation Bonds
Capital Improvement Series 2002R
5.00% 2010                                                          3.3%           $2,693,924

Lakota Local School District Unlimited Tax
Improvement General Obligation
Pre-refunded Bonds Series 1994
6.25% 2014                                                          2.7             2,239,439

Commonwealth of Puerto Rico
Public Improvement Unlimited General
Obligation Refunding Bonds
Series 2001A
5.50% 2016                                                          2.7             2,230,460

State Building Facilities Authority
Refunding Revenue Bonds Series 2001A
5.50% 2014                                                          2.6             2,183,159

State Air Quality Development Authority Refunding
Revenue Bonds JMG Funding Limited Partnership
Series 1994 A.M.T.
6.38% 2029                                                          2.6             2,180,739

State Building Facilities Authority
Administration Building Fund Series 2002A
5.50% 2016                                                          2.6             2,173,795

Lorain County Hospital Facilities
Refunding Revenue Bonds EMH Regional Medical Center
Series 1995
5.38% 2021                                                          2.5             2,032,760

State Valley School District School Improvement
Unlimited Tax General Obligation Bonds
Counties of Adams & Highland Series 1995
5.25% 2021                                                          2.5             2,025,320

Gateway Economic Development Greater Cleveland
Excise Tax Refunding Revenue Bonds Senior Lien
Series 2001 A.M.T.
5.13% 2005                                                          2.3             1,869,420

State Schools Capital Facilities
Unlimited Tax General Obligation Bonds
Series 2001A
5.00% 2013                                                          1.9             1,580,490

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 25.7% of net assets

--------------------------------------------------------------------------------
22    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

The Fund's Long-term Performance

AXP Ohio Tax-Exempt Fund

             How your $10,000 has grown in AXP Ohio Tax-Exempt Fund

(line chart)

$30,000

                                Lehman Brothers Municipal Bond Index
                 Lipper Ohio Municipal Debt Funds Index
$20,000
                                                                         $16,355
                                                        AXP Ohio Tax-Exempt Fund
                                                                         Class A
       $9,525


'92     '93     '94    '95    '96    '97     '98     '99     '00     '01   '02

Average Annual Total Returns (as of June 30, 2002)

               1 year    5 years  10 years   Since inception
Class A        +0.84%    +3.97%    +5.04%          N/A
Class B        +0.89%    +3.99%      N/A         +4.51%*
Class C        +4.89%      N/A       N/A         +6.19%**

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 7/1/92 to 6/30/02. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $7,024. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Municipal Bond Index and the Lipper Ohio Municipal Debt Funds Index. In comparing AXP Ohio Tax-Exempt Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Ohio Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
23    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$20                              $20
$15                   $16  $18
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$20
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun.
$20
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o   your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's dividends, interest and other income exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

--------------------------------------------------------------------------------
24   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held with    Principal occupations during past    Other directorships
                                Registrant and        five years
                                length of service
------------------------------- --------------------- ------------------------------------ -------------------------------------
H. Brewster Atwater, Jr.        Board member since    Retired chair and chief executive
4900 IDS Tower                  1996                  officer, General Mills, Inc.
Minneapolis, MN 55402                                 (consumer foods)
Born in 1931
------------------------------- --------------------- ------------------------------------ -------------------------------------
Arne H. Carlson                 Chair of the Board    Chair, Board Services Corporation
901 S. Marquette Ave.           since 1999            (provides administrative services
Minneapolis, MN 55402                                 to boards), former Governor of
Born in 1934                                          Minnesota
------------------------------- --------------------- ------------------------------------ -------------------------------------
Lynne V. Cheney                 Board member since    Distinguished Fellow, AEI            The Reader's Digest Association Inc
American Enterprise Institute   1994
for Public Policy Research
(AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------- --------------------- ------------------------------------ -------------------------------------
Livio D. DeSimone               Board member since    Retired chair of the board and       Cargill, Incorporated (commodity
30 Seventh Street East          2001                  chief executive officer, Minnesota   merchants and processors), Target
Suite 3050                                            Mining and  Manufacturing (3M)       Corporation (department stores),
St. Paul, MN 55101-4901                                                                    General Mills, Inc. (consumer
Born in 1936                                                                               foods), Vulcan Materials Company
                                                                                           (construction  chemicals),  Milliken
                                                                                           & Company (textiles and chemicals) and
                                                                                           Nexia Biotechnology, Inc.
------------------------------- --------------------- ------------------------------------ -------------------------------------
Ira D. Hall                     Board member since    Private investor; formerly with      Imagistics International, Inc.
Texaco, Inc.                    2001                  Texaco Inc., treasurer, 1999-2001    (office equipment), Reynolds &
2000 Westchester Avenue                               and general manager, alliance        Reynolds Company (information
White Plains, NY 10650                                management operations, 1998-1999.    services), TECO Energy, Inc.
Born in 1944                                          Prior to that, director,             (energy holding company), The
                                                      International Operations IBM Corp.   Williams Companies, Inc. (energy
                                                                                           distribution company)
------------------------------- --------------------- ------------------------------------ -------------------------------------
Heinz F. Hutter                 Board member since    Retired president and chief
P.O. Box 2187                   1994                  operating  officer, Cargill,
Minneapolis, MN 55402                                 Incorporated (commodity merchants
Born in 1929                                          and processors)
------------------------------- --------------------- ------------------------------------ -------------------------------------
Anne P. Jones                   Board member since    Attorney and consultant              Motorola, Inc. (electronics)
5716 Bent Branch Rd.            1985
Bethesda, MD 20816
Born in 1935
------------------------------- --------------------- ------------------------------------ -------------------------------------
Stephen R. Lewis, Jr.           Board member since    Retired president and professor of
901 S, Marquette Ave.           2002                  economics,  Carleton College
Minneapolis, MN 55402
Born in 1939
------------------------------- --------------------- ------------------------------------ -------------------------------------
William R. Pearce               Board member since    RII Weyerhaeuser World Timberfund,
2050 One Financial Plaza        1980                  L.P. (develops timber resources)
Minneapolis, MN 55402                                 -- management committee; former
Born in 1927                                          chair, American Express Funds
------------------------------- --------------------- ------------------------------------ -------------------------------------

--------------------------------------------------------------------------------
25   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Independent Board Members (continued)

Name, address, age              Position held with    Principal occupations during past    Other directorships
                                Registrant and        five years
                                length of service
------------------------------- --------------------- ------------------------------------ -------------------------------------
Alan G. Quasha                  Board member since    President, Quadrant Management,      Compagnie Financiere Richemont AG
720 Fifth Avenue                2002                  Inc. (management of private          (luxury goods)
New York, NY 10019                                    equities)
Born in 1949
------------------------------- --------------------- ------------------------------------ -------------------------------------
Alan K. Simpson                 Board member since    Former three-term United States      Biogen, Inc. (bio-pharmaceuticals)
1201 Sunshine Ave.              1997                  Senator  for Wyoming
Cody, WY 82414
Born in 1931
------------------------------- --------------------- ------------------------------------ -------------------------------------
C. Angus Wurtele                Board member since    Retired chair of the board and       Bemis Corporation (packaging)
4900 IDS Tower                  1994                  chief executive officer, The
Minneapolis, MN 55402                                 Valspar Corporation
Born in 1934
------------------------------- --------------------- ------------------------------------ -------------------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

Name, address, age              Position held with    Principal occupations during past    Other directorships
                                Registrant and        five years
                                length of service
------------------------------- --------------------- ------------------------------------ -------------------------------------
David R. Hubers                 Board member since    Retired chief executive officer      Chronimed Inc. (specialty
50643 AXP Financial Center      1993                  and director of AEFC                 pharmaceutical distribution), RTW
Minneapolis, MN 55474                                                                      Inc. (manages worker's compensation
Born in 1943                                                                               programs), Lawson Software, Inc.
                                                                                           (technology based business
                                                                                           applications)
------------------------------- --------------------- ------------------------------------ -------------------------------------
John R. Thomas                  Board member since    Senior vice president -
50652 AXP Financial Center      1987, president       information and technology of AEFC
Minneapolis, MN 55474           since 1997
Born in 1937
------------------------------- --------------------- ------------------------------------ -------------------------------------
William F. Truscott             Board member since    Senior vice president - chief
53600 AXP Financial Center      2001, vice investment officer of AEFC; former
Minneapolis, MN  55474          president since 2002  chief investment officer and
Born in 1960                                          managing director, Zurich Scudder
                                                      Investments
------------------------------- --------------------- ------------------------------------ -------------------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held with    Principal occupations during past    Other directorships
                                Registrant and        five years
                                length of service
------------------------------- --------------------- ------------------------------------ -------------------------------------
Leslie L. Ogg                   Vice president,       President of Board Services
901 S. Marquette Ave.           general counsel,      Corporation
Minneapolis, MN 55402           and secretary since
Born in 1938                    1978
------------------------------- --------------------- ------------------------------------ -------------------------------------
Paul D. Pearson                 Acting treasurer      Vice president - managed
222 AXP Financial Center        since 2002            assets/investment accounting,
Minneapolis, MN 55474                                 AEFC, 1998 to present; vice
Born in 1956                                          president-mutual fund
                                                      administrative services,  Piper
                                                      Capital Management, 1994-1998
------------------------------- --------------------- ------------------------------------ -------------------------------------
Stephen W. Roszell              Vice president        Senior vice president -
50239 AXP Financial Center      since 2002            institutional group of AEFC
Minneapolis, MN  55474
Born in 1949
------------------------------- --------------------- ------------------------------------ -------------------------------------

--------------------------------------------------------------------------------
26   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP CALIFORNIA TAX-EXEMPT TRUST
AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP California Tax-Exempt Fund (a fund within AXP California Tax-Exempt Trust) and AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (funds within AXP Special Tax-Exempt Series Trust) as of June 30, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2002, and the financial highlights for each of the years in the five-year period ended June 30, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund as of June 30, 2002, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Minneapolis, Minnesota
August 2, 2002


--------------------------------------------------------------------------------
27    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                                California       Massachusetts    Michigan
                                                                                Tax-Exempt        Tax-Exempt     Tax-Exempt
June 30, 2002                                                                      Fund              Fund           Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $250,380,554, $94,914,020 and $80,915,206)                $268,704,660      $ 97,915,429    $84,698,451
Cash in bank on demand deposit                                                      11,572            46,360         69,757
Capital shares receivable                                                               --               675             --
Accrued interest receivable                                                      3,604,923         1,509,393      1,037,580
Receivable for investment securities sold                                        9,964,890        14,434,358      3,321,630
                                                                                 ---------        ----------      ---------
Total assets                                                                   282,286,045       113,906,215     89,127,418
                                                                               -----------       -----------     ----------
Liabilities
Payable for securities purchased on a when-issued basis (Note 1)                 7,888,767         5,777,335      3,557,290
Dividends payable to shareholders                                                   66,208            18,635         19,600
Payable for investment securities purchased                                      9,983,515        15,669,763      5,852,827
Accrued investment management services fee                                           3,395             1,191          1,026
Accrued distribution fee                                                             2,443             1,175            745
Accrued transfer agency fee                                                            280                20             39
Accrued administrative services fee                                                    288               101             87
Other accrued expenses                                                              33,436            29,600         49,359
                                                                                    ------            ------         ------
Total liabilities                                                               17,978,332        21,497,820      9,480,973
                                                                                ----------        ----------      ---------
Net assets applicable to outstanding shares                                   $264,307,713      $ 92,408,395    $79,646,445
                                                                              ============      ============    ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                      $    504,929      $    171,981    $   149,476
Additional paid-in capital                                                     254,042,927        90,208,746     77,386,243
Undistributed net investment income                                                     39             3,199          9,006
Accumulated net realized gain (loss) (Note 5)                                   (8,564,288)         (976,940)    (1,681,525)
Unrealized appreciation (depreciation) on investments                           18,324,106         3,001,409      3,783,245
                                                                                ----------         ---------      ---------
Total -- representing net assets applicable to outstanding shares             $264,307,713      $ 92,408,395    $79,646,445
                                                                              ============      ============    ===========
Net assets applicable to outstanding shares:    Class A                       $233,536,704      $ 66,065,842    $69,997,312
                                                Class B                       $ 27,291,594      $ 24,090,858    $ 8,236,860
                                                Class C                       $  3,479,415      $  2,251,695    $ 1,412,273
Outstanding shares of beneficial interest:      Class A shares                  44,613,368        12,295,439     13,136,888
                                                Class B shares                   5,215,616         4,483,711      1,545,661
                                                Class C shares                     663,882           418,975        265,016
Net asset value per share:                      Class A                       $       5.23      $       5.37    $      5.33
                                                Class B                       $       5.23      $       5.37    $      5.33
                                                Class C                       $       5.24      $       5.37    $      5.33
                                                                              ------------      ------------    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of assets and liabilities
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                                 Minnesota         New York         Ohio
                                                                                Tax-Exempt        Tax-Exempt     Tax-Exempt
June 30, 2002                                                                      Fund              Fund           Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $432,710,054, $107,640,222 and $79,729,326)               $441,597,000      $112,998,629    $83,045,089
Cash in bank on demand deposit                                                     204,018            83,515        104,434
Capital shares receivable                                                           29,785             1,650             --
Accrued interest receivable                                                      7,002,651         1,709,806        807,711
Receivable for investment securities sold                                       15,890,311        13,666,429      4,323,901
                                                                                ----------        ----------      ---------
Total assets                                                                   464,723,765       128,460,029     88,281,135
                                                                               -----------       -----------     ----------
Liabilities
Payable for securities purchased on a when-issued basis (Note 1)                 7,480,597         7,485,545      2,385,059
Dividends payable to shareholders                                                  111,066            24,328         18,930
Payable for investment securities purchased                                     13,311,353         9,009,488      3,327,839
Accrued investment management services fee                                           5,580             1,438          1,061
Accrued distribution fee                                                             4,461             1,164            834
Accrued transfer agency fee                                                            355                75             46
Accrued administrative services fee                                                    460               122             90
Other accrued expenses                                                              46,044            26,279         33,640
                                                                                    ------            ------         ------
Total liabilities                                                               20,959,916        16,548,439      5,767,499
                                                                                ----------        ----------      ---------
Net assets applicable to outstanding shares                                   $443,763,849      $111,911,590    $82,513,636
                                                                              ============      ============    ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                      $    853,804      $    216,950    $   154,372
Additional paid-in capital                                                     439,980,163       107,647,771     80,305,226
Undistributed net investment income                                                     73             2,800          1,699
Accumulated net realized gain (loss) (Note 5)                                   (5,957,137)       (1,314,338)    (1,263,424)
Unrealized appreciation (depreciation) on investments                            8,886,946         5,358,407      3,315,763
                                                                                 ---------         ---------      ---------
Total -- representing net assets applicable to outstanding shares             $443,763,849      $111,911,590    $82,513,636
                                                                              ============      ============    ===========
Net assets applicable to outstanding shares:    Class A                       $374,528,169      $ 92,414,751    $69,431,098
                                                Class B                       $ 64,344,285      $ 18,222,141    $11,811,168
                                                Class C                       $  4,891,395      $  1,274,698    $ 1,271,370
Outstanding shares of beneficial interest:      Class A shares                  72,061,193        17,915,191     12,989,406
                                                Class B shares                  12,378,473         3,532,642      2,209,981
                                                Class C shares                     940,739           247,124        237,807
Net asset value per share:                      Class A                       $       5.20      $       5.16    $      5.35
                                                Class B                       $       5.20      $       5.16    $      5.34
                                                Class C                       $       5.20      $       5.16    $      5.35
                                                                              ------------      ------------    -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of operations
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                             California      Massachusetts         Michigan
                                                                             Tax-Exempt       Tax-Exempt          Tax-Exempt
Year ended June 30, 2002                                                        Fund             Fund                Fund
Investment income
Income:
Interest                                                                   $14,223,966        $4,423,125         $4,183,574
                                                                           -----------        ----------         ----------
Expenses (Note 2):
Investment management services fee                                           1,235,782           415,878            358,361
Distribution fee
    Class A                                                                    590,783           164,691            170,335
    Class B                                                                    251,296           212,620             72,254
    Class C                                                                     22,533            13,448              8,861
Transfer agency fee                                                             87,957            45,572             31,404
Incremental transfer agency fee
    Class A                                                                      8,528             3,921              3,130
    Class B                                                                      1,991             1,801                601
    Class C                                                                        241                95                 71
Administrative services fees and expenses                                      107,218            35,344             30,258
Compensation of board members                                                   10,285            10,285             10,285
Custodian fees                                                                  18,715             9,110              8,438
Printing and postage                                                            24,676            10,195              9,738
Registration fees                                                               42,493            32,363             38,869
Audit fees                                                                      17,750            16,500             16,500
Other                                                                            1,711             1,428              3,202
                                                                                 -----             -----              -----
Total expenses                                                               2,421,959           973,251            762,307
    Earnings credits on cash balances (Note 2)                                 (12,964)          (10,658)            (2,104)
                                                                               -------           -------             ------
Total net expenses                                                           2,408,995           962,593            760,203
                                                                             ---------           -------            -------
Investment income (loss) -- net                                             11,814,971         3,460,532          3,423,371
                                                                            ----------         ---------          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                           1,049,445           446,460            747,992
    Futures contracts                                                         (966,844)               --                 --
                                                                            ----------         ---------          ---------
Net realized gain (loss) on investments                                         82,601           446,460            747,992
Net change in unrealized appreciation (depreciation) on investments          2,679,301         1,011,690             41,422
                                                                             ---------         ---------             ------
Net gain (loss) on investments                                               2,761,902         1,458,150            789,414
                                                                             ---------         ---------            -------
Net increase (decrease) in net assets resulting from operations            $14,576,873        $4,918,682         $4,212,785
                                                                           ===========        ==========         ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of operations
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                                             Minnesota         New York              Ohio
                                                                            Tax-Exempt        Tax-Exempt          Tax-Exempt
Year ended June 30, 2002                                                       Fund              Fund                Fund
Investment income
Income:
Interest                                                                   $24,178,894        $5,689,908         $4,057,362
                                                                           -----------        ----------         ----------
Expenses (Note 2):
Investment management services fee                                           1,971,770           507,335            372,070
Distribution fee
    Class A                                                                    917,641           225,478            170,941
    Class B                                                                    589,303           170,137             97,934
    Class C                                                                     30,888             7,374              9,925
Transfer agency fee                                                            196,045            50,253             33,275
Incremental transfer agency fee
    Class A                                                                     18,594             4,628              3,161
    Class B                                                                      5,190             1,490                845
    Class C                                                                        412               141                 93
Administrative services fees and expenses                                      167,448            43,393             31,438
Compensation of board members                                                   11,260            10,285             10,285
Custodian fees                                                                  22,977            12,547             10,066
Printing and postage                                                            50,003            12,079              8,413
Registration fees                                                               30,580            34,085             36,938
Audit fees                                                                      19,250            17,750             16,500
Other                                                                            2,896             3,054                441
                                                                                 -----             -----                ---
Total expenses                                                               4,034,257         1,100,029            802,325
    Earnings credits on cash balances (Note 2)                                 (24,977)           (2,537)            (5,224)
                                                                               -------            ------             ------
Total net expenses                                                           4,009,280         1,097,492            797,101
                                                                             ---------         ---------            -------
Investment income (loss) -- net                                             20,169,614         4,592,416          3,260,261
                                                                            ----------         ---------          ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                           6,142,362         1,189,729            741,736
    Futures contracts                                                         (919,566)          (36,955)           (18,062)
                                                                              --------           -------            -------
Net realized gain (loss) on investments                                      5,222,796         1,152,774            723,674
Net change in unrealized appreciation (depreciation) on investments           (516,776)         (249,388)           322,391
                                                                              --------          --------            -------
Net gain (loss) on investments                                               4,706,020           903,386          1,046,065
                                                                             ---------           -------          ---------
Net increase (decrease) in net assets resulting from operations            $24,875,634        $5,495,802         $4,306,326
                                                                           ===========        ==========         ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of changes in net assets
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust
                                                             California Tax-Exempt Fund         Massachusetts Tax-Exempt Fund
Year ended June 30,                                           2002                 2001              2002            2001
Operations and distributions
Investment income (loss) -- net                           $ 11,814,971       $  11,680,771    $   3,460,532   $   3,840,113
Net realized gain (loss) on investments                         82,601          (1,830,748)         446,460         124,201
Net change in unrealized appreciation (depreciation)
   on investments                                            2,679,301           8,710,217        1,011,690       2,441,440
                                                             ---------           ---------        ---------       ---------
Net increase (decrease) in net assets
   resulting from operations                                14,576,873          18,560,240        4,918,682       6,405,754
                                                            ----------          ----------        ---------       ---------
Distributions to shareholders from:
    Net investment income
    Class A                                                (10,780,957)        (10,760,792)      (2,702,376)     (3,110,622)
    Class B                                                   (958,913)           (893,383)        (710,330)       (705,659)
    Class C                                                    (85,460)            (16,198)         (44,625)        (25,202)
                                                               -------             -------          -------         -------
Total distributions                                        (11,825,330)        (11,670,373)      (3,457,331)     (3,841,483)
                                                           -----------         -----------       ----------      ----------
Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                 33,494,831          39,718,956        9,681,074      10,931,282
    Class B shares                                           5,623,387           6,533,410        7,560,746       3,986,974
    Class C shares                                           2,865,234           1,283,535        1,542,297         401,630
Reinvestment of distributions at net asset value
    Class A shares                                           7,198,598           7,119,547        2,155,918       2,494,457
    Class B shares                                             716,434             682,053          554,566         547,285
    Class C shares                                              82,396              12,648           43,201          25,164
Payments for redemptions
    Class A shares                                         (40,934,944)        (35,050,333)     (11,618,413)    (10,097,344)
    Class B shares (Note 2)                                 (3,138,704)         (4,535,825)      (2,863,167)     (2,202,984)
    Class C shares (Note 2)                                   (566,965)           (199,923)         (92,628)         (7,584)
                                                              --------            --------          -------          ------
Increase (decrease) in net assets
   from share transactions                                   5,340,267          15,564,068        6,963,594       6,078,880
                                                             ---------          ----------        ---------       ---------
Total increase (decrease) in net assets                      8,091,810          22,453,935        8,424,945       8,643,151
Net assets at beginning of year                            256,215,903         233,761,968       83,983,450      75,340,299
                                                           -----------         -----------       ----------      ----------
Net assets at end of year                                 $264,307,713        $256,215,903     $ 92,408,395    $ 83,983,450
                                                          ============        ============     ============    ============
Undistributed (excess of distributions over)
  net investment income                                   $         39        $     10,398     $      3,199    $         (2)
                                                          ------------        ------------     ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of changes in net assets
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                              Michigan Tax-Exempt Fund            Minnesota Tax-Exempt Fund
Year ended June 30,                                           2002                 2001              2002            2001
Operations and distributions
Investment income (loss) -- net                            $ 3,423,371        $  3,600,202     $ 20,169,614    $ 21,052,341
Net realized gain (loss) on investments                        747,992             191,171        5,222,796      (1,943,976)
Net change in unrealized appreciation (depreciation)
  on investments                                                41,422           2,276,366         (516,776)     12,884,312
                                                                ------           ---------         --------      ----------
Net increase (decrease) in net assets
    resulting from operations                                4,212,785           6,067,739       24,875,634      31,992,677
                                                             ---------           ---------       ----------      ----------
Distributions to shareholders from:
    Net investment income
    Class A                                                 (3,105,521)         (3,327,020)     (17,759,670)    (18,810,469)
    Class B                                                   (275,352)           (262,535)      (2,383,907)     (2,219,057)
    Class C                                                    (33,507)             (3,631)        (126,057)        (32,460)
                                                               -------              ------         --------         -------
Total distributions                                         (3,414,380)         (3,593,186)     (20,269,634)    (21,061,986)
                                                            ----------          ----------      -----------     -----------
Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                  9,654,946           8,519,696       65,421,543      72,638,585
    Class B shares                                           2,076,931           1,208,719       15,393,581      12,617,886
    Class C shares                                           1,376,765             216,679        3,561,686       1,721,901
Reinvestment of distributions at net asset value
    Class A shares                                           2,425,406           2,517,943       14,104,344      14,979,095
    Class B shares                                             207,725             198,272        1,964,040       1,846,453
    Class C shares                                              17,110               1,174          114,925          28,344
Payments for redemptions
    Class A shares                                          (9,785,605)        (11,731,757)     (66,134,707)    (79,888,353)
    Class B shares (Note 2)                                   (601,805)         (1,047,810)      (6,815,468)     (7,009,477)
    Class C shares (Note 2)                                   (205,370)                 --         (551,308)        (29,028)
                                                              --------          ----------         --------         -------
Increase (decrease) in net assets
    from share transactions                                  5,166,103            (117,084)      27,058,636      16,905,406
                                                             ---------            --------       ----------      ----------
Total increase (decrease) in net assets                      5,964,508           2,357,469       31,664,636      27,836,097
Net assets at beginning of year                             73,681,937          71,324,468      412,099,213     384,263,116
                                                            ----------          ----------      -----------     -----------
Net assets at end of year                                  $79,646,445        $ 73,681,937     $443,763,849    $412,099,213
                                                           ===========        ============     ============    ============
Undistributed net investment income                        $     9,006        $         15     $         73    $    100,093
                                                           -----------        ------------     ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Statements of changes in net assets
AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

                                                              New York Tax-Exempt Fund              Ohio Tax-Exempt Fund
Year ended June 30,                                           2002                 2001              2002            2001
Operations and distributions
Investment income (loss) -- net                           $  4,592,416        $  4,809,815     $  3,260,261    $  3,478,451
Net realized gain (loss) on investments                      1,152,774             561,832          723,674        (117,724)
Net change in unrealized appreciation (depreciation)
    on investments                                            (249,388)          3,325,987          322,391       1,999,088
                                                              --------           ---------          -------       ---------
Net increase (decrease) in net assets
    resulting from operations                                5,495,802           8,697,634        4,306,326       5,359,815
                                                             ---------           ---------        ---------       ---------
Distributions to shareholders from:
    Net investment income
    Class A                                                 (3,950,616)         (4,229,578)      (2,885,476)     (3,170,105)
    Class B                                                   (611,823)           (585,710)        (338,845)       (303,547)
    Class C                                                    (27,161)             (5,568)         (34,240)         (4,799)
                                                               -------              ------          -------          ------
Total distributions                                         (4,589,600)         (4,820,856)      (3,258,561)     (3,478,451)
                                                            ----------          ----------       ----------      ----------
Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                 11,016,258          10,426,775       12,656,332      13,023,386
    Class B shares                                           4,034,756           4,013,030        4,337,475       2,015,019
    Class C shares                                           1,029,957             357,049          678,955         686,081
Reinvestment of distributions at net asset value
    Class A shares                                           3,017,090           3,190,608        2,209,759       2,420,796
    Class B shares                                             468,120             433,889          257,092         231,940
    Class C shares                                              25,291               3,471           34,104           4,639
Payments for redemptions
    Class A shares                                         (10,849,539)        (13,763,371)     (13,283,245)    (10,236,659)
    Class B shares (Note 2)                                 (2,559,354)         (2,300,461)      (1,008,014)       (937,170)
    Class C shares (Note 2)                                   (159,021)            (61,242)        (146,087)             --
                                                              --------             -------         --------       ---------
Increase (decrease) in net assets
    from share transactions                                  6,023,558           2,299,748        5,736,371       7,208,032
                                                             ---------           ---------        ---------       ---------
Total increase (decrease) in net assets                      6,929,760           6,176,526        6,784,136       9,089,396
Net assets at beginning of year                            104,981,830          98,805,304       75,729,500      66,640,104
                                                           -----------          ----------       ----------      ----------
Net assets at end of year                                 $111,911,590        $104,981,830     $ 82,513,636    $ 75,729,500
                                                          ============        ============     ============    ============
Undistributed (excess of distributions over)
    net investment income                                 $      2,800        $        (16)    $      1,699    $         (1)
                                                          ------------        ------------     ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Notes to Financial Statements

AXP California Tax-Exempt Trust
AXP Special Tax-Exempt Series Trust

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o    Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o    Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------
35    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. As of June 30, 2002, the outstanding forward-commitments for the Funds are as follows:

                                         Other          When-issued
Fund                              forward-commitments   securities
California Tax-Exempt Fund            $       --       $7,888,767
Massachusetts Tax-Exempt Fund                 --        5,777,335
Michigan Tax-Exempt Fund               2,524,989        3,557,290
Minnesota Tax-Exempt Fund                     --        7,480,597
New York Tax-Exempt Fund               1,017,730        7,485,545
Ohio Tax-Exempt Fund                          --        2,385,059

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

The tax character of distributions paid for the years indicated is as follows:

Year ended June 30,                                                   2002          2001
California Tax-Exempt Fund
Class A
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(a)       $10,780,957    $10,760,792
    Long-term capital gain                                                 --             --
Class B
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(a)           958,913        893,383
    Long-term capital gain                                                 --             --
Class C
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(a)            85,460         16,198
    Long-term capital gain                                                 --             --

(a) Tax-exempt interest distributions were 99.63% and 99.93% for the years ended 2002 and 2001, respectively.

Massachusetts Tax-Exempt Fund
Class A
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(b)         2,702,376      3,110,622
    Long-term capital gain                                                 --             --
Class B
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(b)           710,330        705,659
    Long-term capital gain                                                 --             --
Class C
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(b)            44,625         25,202
    Long-term capital gain                                                 --             --

(b) Tax-exempt interest distributions were 99.89% and 100% for the years ended 2002 and 2001, respectively.


--------------------------------------------------------------------------------
36    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Year ended June 30,                                                   2002          2001
Michigan Tax-Exempt Fund
Class A
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(c)        $3,105,521     $3,327,020
    Long-term capital gain                                                 --             --
Class B
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(c)           275,352        262,535
    Long-term capital gain                                                 --             --
Class C
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(c)            33,507          3,631
    Long-term capital gain                                                 --             --

(c) Tax-exempt interest distributions were 99.46% and 100% for the years ended 2002 and 2001, respectively.

Minnesota Tax-Exempt Fund
Class A
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(d)        17,759,670     18,810,469
    Long-term capital gain                                                 --             --
Class B
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(d)         2,383,907      2,219,057
    Long-term capital gain                                                 --             --
Class C
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(d)           126,057         32,460
    Long-term capital gain                                                 --             --

(d) Tax-exempt interest distributions were 97.85% and 99.16% for the years ended 2002 and 2001, respectively.

New York Tax-Exempt Fund
Class A
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(e)         3,950,616      4,229,578
    Long-term capital gain                                                 --             --
Class B
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(e)           611,823        585,710
    Long-term capital gain                                                 --             --
Class C
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(e)            27,161          5,568
    Long-term capital gain                                                 --             --

(e) Tax-exempt interest distributions were 99.66% and 99.82% for the years ended 2002 and 2001, respectively.

Ohio Tax-Exempt Fund
Class A
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(f)         2,885,476      3,170,105
    Long-term capital gain                                                 --             --
Class B
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(f)           338,845        303,547
    Long-term capital gain                                                 --             --
Class C
Distributions paid from:
    Ordinary income -- tax-exempt interest distributions(f)            34,240          4,799
    Long-term capital gain                                                 --             --

(f) Tax-exempt interest distributions were 99.84% and 100% for the years ended 2002 and 2001, respectively.

--------------------------------------------------------------------------------
37    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

As of June 30, 2002, the components of distributable earnings on a tax basis for each Fund are as follows:
                                Undistributed          Accumulated                 Unrealized
Fund                          tax-exempt income    long-term gain (loss)   appreciation (depreciation)
California Tax-Exempt Fund        $ 66,248           $(6,521,703)                  $16,281,520
Massachusetts Tax-Exempt Fund       21,834              (639,020)                    2,663,489
Michigan Tax-Exempt Fund            28,606            (1,155,781)                    3,257,501
Minnesota Tax-Exempt Fund          111,139            (5,225,228)                    8,155,037
New York Tax-Exempt Fund            27,126            (1,214,744)                    5,258,815
Ohio Tax-Exempt Fund                20,630              (732,897)                    2,785,235

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $17.50. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50
o   Class B $20.50
o   Class C $20.00

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended June 30, 2002, are as follows:

Fund                               Class A    Class B   Class C
California Tax-Exempt Fund        $413,671    $24,801    $2,198
Massachusetts Tax-Exempt Fund      150,126     27,649       739
Michigan Tax-Exempt Fund           122,675      6,371     1,101
Minnesota Tax-Exempt Fund          727,238     50,577     1,053
New York Tax-Exempt Fund           115,957     18,083       868
Ohio Tax-Exempt Fund               107,981     12,028       252

During the year ended June 30, 2002, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                   Reduction
California Tax-Exempt Fund                              $12,964
Massachusetts Tax-Exempt Fund                            10,658
Michigan Tax-Exempt Fund                                  2,104
Minnesota Tax-Exempt Fund                                24,977
New York Tax-Exempt Fund                                  2,537
Ohio Tax-Exempt Fund                                      5,224

--------------------------------------------------------------------------------
38    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

3. SECURITIES TRANSACTIONS
For the year ended June 30, 2002, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                 Purchases       Proceeds
California Tax-Exempt Fund         $ 63,867,557    $ 39,640,626
Massachusetts Tax-Exempt Fund        56,170,264      42,287,698
Michigan Tax-Exempt Fund             30,944,374      23,110,731
Minnesota Tax-Exempt Fund           199,551,578     142,154,533
New York Tax-Exempt Fund             58,102,220      43,656,273
Ohio Tax-Exempt Fund                 34,618,386      23,732,168

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS
Transactions in shares for each Fund for the years indicated are as follows:

California Tax-Exempt Fund
                                               Year ended June 30, 2002
                                         Class A         Class B      Class C
Sold                                     6,400,241     1,076,874     546,402
Issued for reinvested distributions      1,377,230       137,133      15,782
Redeemed                                (7,849,109)     (601,379)   (108,997)
                                        ----------      --------    --------
Net increase (decrease)                    (71,638)      612,628     453,187
                                           -------       -------     -------

                                               Year ended June 30, 2001
                                         Class A         Class B      Class C
Sold                                     7,659,300     1,263,236     246,520
Issued for reinvested distributions      1,376,078       131,813       2,434
Redeemed                                (6,761,420)     (879,873)    (38,657)
                                        ----------      --------     -------
Net increase (decrease)                  2,273,958       515,176     210,297
                                         ---------       -------     -------

Massachusetts Tax-Exempt Fund
                                               Year ended June 30, 2002
                                         Class A         Class B      Class C
Sold                                     1,812,571     1,416,140     288,225
Issued for reinvested distributions        403,515       103,797       8,087
Redeemed                                (2,176,807)     (536,151)    (17,426)
                                        ----------      --------     -------
Net increase (decrease)                     39,279       983,786     278,886
                                            ------       -------     -------

                                               Year ended June 30, 2001
                                         Class A         Class B      Class C
Sold                                     2,084,519       761,081      77,464
Issued for reinvested distributions        476,839       104,628       4,807
Redeemed                                (1,929,278)     (422,594)     (1,437)
                                        ----------      --------      ------
Net increase (decrease)                    632,080       443,115      80,834
                                           -------       -------      ------

Michigan Tax-Exempt Fund
                                               Year ended June 30, 2002
                                         Class A         Class B      Class C
Sold                                     1,819,107       391,292     258,824
Issued for reinvested distributions        456,888        39,126       3,229
Redeemed                                (1,842,736)     (113,589)    (38,682)
                                        ----------      --------     -------
Net increase (decrease)                    433,259       316,829     223,371
                                           -------       -------     -------

                                               Year ended June 30, 2001
                                         Class A          Class B     Class C
Sold                                     1,627,887       230,545      41,029
Issued for reinvested distributions        483,154        38,031         223
Redeemed                                (2,251,346)     (201,446)         --
                                        ----------      --------      ------
Net increase (decrease)                   (140,305)       67,130      41,252
                                          --------        ------      ------

--------------------------------------------------------------------------------
39    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Minnesota Tax-Exempt Fund
                                               Year ended June 30, 2002
                                          Class A         Class B     Class C
Sold                                    12,664,270     2,975,471     688,424
Issued for reinvested distributions      2,727,845       379,830      22,223
Redeemed                               (12,789,800)   (1,320,782)   (106,738)
                                       -----------    ----------    --------
Net increase (decrease)                  2,602,315     2,034,519     603,909
                                         ---------     ---------     -------

                                               Year ended June 30, 2001
                                          Class A         Class B     Class C
Sold                                    14,211,979     2,466,687     336,562
Issued for reinvested distributions      2,933,370       361,533       5,526
Redeemed                               (15,653,720)   (1,377,164)     (5,658)
                                       -----------    ----------      ------
Net increase (decrease)                  1,491,629     1,451,056     336,430
                                         ---------     ---------     -------

New York Tax-Exempt Fund
                                               Year ended June 30, 2002
                                          Class A         Class B     Class C
Sold                                     2,146,982       784,095     200,482
Issued for reinvested distributions        587,385        91,154       4,929
Redeemed                                (2,110,315)     (497,151)    (31,041)
                                        ----------      --------     -------
Net increase (decrease)                    624,052       378,098     174,370
                                           -------       -------     -------

                                               Year ended June 30, 2001
                                          Class A         Class B     Class C
Sold                                     2,061,413       789,717      70,172
Issued for reinvested distributions        631,197        85,801         680
Redeemed                                (2,729,151)     (456,854)    (12,150)
                                        ----------      --------     -------
Net increase (decrease)                    (36,541)      418,664      58,702
                                           -------       -------      ------

Ohio Tax-Exempt Fund
                                               Year ended June 30, 2002
                                          Class A         Class B     Class C
Sold                                     2,378,833       817,058     127,515
Issued for reinvested distributions        415,736        48,376       6,415
Redeemed                                (2,499,609)     (189,940)    (27,577)
                                        ----------      --------     -------
Net increase (decrease)                    294,960       675,494     106,353
                                           -------       -------     -------

                                               Year ended June 30, 2001
                                          Class A         Class B     Class C
Sold                                     2,487,537       385,003     130,184
Issued for reinvested distributions        462,347        44,290         880
Redeemed                                (1,957,754)     (179,453)         --
                                        ----------      --------      ------
Net increase (decrease)                    992,130       249,840     131,064
                                           -------       -------     -------

--------------------------------------------------------------------------------
40   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, capital loss carry-overs as of June 30, 2002 are as follows:

Fund                                 Carry-over        Expiration date
California Tax-Exempt Fund           $6,521,703           2006-2010
Massachusetts Tax-Exempt Fund           639,020           2008-2009
Michigan Tax-Exempt Fund              1,155,781           2008-2009
Minnesota Tax-Exempt Fund             5,225,228           2008-2011
New York Tax-Exempt Fund              1,214,744           2005-2009
Ohio Tax-Exempt Fund                    732,897           2008-2009

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

6. BANK BORROWINGS
Each Fund has a revolving credit agreement with U.S. Bank, N.A., whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. Each Fund had no borrowings outstanding during the year ended June 30, 2002.

7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002     2001      2000      1999      1998
Net asset value, beginning of period                                          $5.18     $5.03    $5.18     $5.35     $5.24
Income from investment operations:
Net investment income (loss)                                                    .24       .25      .26       .27       .29
Net gains (losses) (both realized and unrealized)                               .05       .15     (.15)     (.17)      .11
Total from investment operations                                                .29       .40      .11       .10       .40
Less distributions:
Dividends from net investment income                                           (.24)     (.25)    (.26)     (.27)     (.29)
Net asset value, end of period                                                $5.23     $5.18    $5.03     $5.18     $5.35

Ratios/supplemental data
Net assets, end of period (in millions)                                        $234      $231     $213      $246      $239
Ratio of expenses to average daily net assets(c)                               .84%      .85%     .82%      .79%      .75%
Ratio of net investment income (loss) to average daily net assets             4.56%     4.79%    5.18%     4.97%     5.24%
Portfolio turnover rate (excluding short-term securities)                       16%       11%      18%       16%       15%
Total return(e)                                                               5.66%     8.00%    2.19%     1.80%     7.72%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
41    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002     2001      2000      1999      1998
Net asset value, beginning of period                                          $5.17     $5.03     $5.18    $5.35     $5.24
Income from investment operations:
Net investment income (loss)                                                    .20       .21       .22      .22       .25
Net gains (losses) (both realized and unrealized)                               .06       .14      (.15)    (.17)      .11
Total from investment operations                                                .26       .35       .07      .05       .36
Less distributions:
Dividends from net investment income                                           (.20)     (.21)     (.22)    (.22)     (.25)
Net asset value, end of period                                                $5.23     $5.17     $5.03    $5.18     $5.35

Ratios/supplemental data
Net assets, end of period (in millions)                                         $27       $24       $21      $21       $15
Ratio of expenses to average daily net assets(c)                              1.59%     1.60%     1.58%    1.53%     1.50%
Ratio of net investment income (loss) to average daily net assets             3.81%     3.99%     4.43%    4.23%     4.50%
Portfolio turnover rate (excluding short-term securities)                       16%       11%       18%      16%       15%
Total return(e)                                                               5.07%     6.98%     1.44%    1.03%     6.94%

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002     2001     2000(b)
Net asset value, beginning of period                                          $5.18     $5.03     $5.02
Income from investment operations:
Net investment income (loss)                                                    .20       .21        --
Net gains (losses) (both realized and unrealized)                               .06       .15       .01
Total from investment operations                                                .26       .36       .01
Less distributions:
Dividends from net investment income                                           (.20)     (.21)       --
Net asset value, end of period                                                $5.24     $5.18     $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                          $3        $1       $--
Ratio of expenses to average daily net assets(c)                              1.60%     1.60%     1.58%(d)
Ratio of net investment income (loss) to average daily net assets             3.86%     4.04%     4.43%(d)
Portfolio turnover rate (excluding short-term securities)                       16%       11%       18%
Total return(e)                                                               5.07%     7.20%      .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
42  AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.28     $5.11     $5.39    $5.56     $5.42
Income from investment operations:
Net investment income (loss)                                                    .22       .27       .27      .27       .29
Net gains (losses) (both realized and unrealized)                               .09       .17      (.27)    (.17)      .14
Total from investment operations                                                .31       .44        --      .10       .43
Less distributions:
Dividends from net investment income                                           (.22)     (.27)     (.28)    (.27)     (.29)
Net asset value, end of period                                                $5.37     $5.28     $5.11    $5.39     $5.56

Ratios/supplemental data
Net assets, end of period (in millions)                                         $66       $65       $59      $70       $67
Ratio of expenses to average daily net assets(c)                               .91%      .95%      .93%     .81%      .82%
Ratio of net investment income (loss) to average daily net assets             4.11%     5.04%     5.28%    4.99%     5.17%
Portfolio turnover rate (excluding short-term securities)                       53%        4%        7%       5%        9%
Total return(e)                                                               5.94%     8.64%      .04%    1.72%     8.13%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.28     $5.11     $5.39    $5.56     $5.42
Income from investment operations:
Net investment income (loss)                                                    .18       .23       .24      .23       .24
Net gains (losses) (both realized and unrealized)                               .09       .17      (.28)    (.17)      .14
Total from investment operations                                                .27       .40      (.04)     .06       .38
Less distributions:
Dividends from net investment income                                           (.18)     (.23)     (.24)    (.23)     (.24)
Net asset value, end of period                                                $5.37     $5.28     $5.11    $5.39     $5.56

Ratios/supplemental data
Net assets, end of period (in millions)                                         $24       $18       $16      $17       $13
Ratio of expenses to average daily net assets(c)                              1.66%     1.70%     1.69%    1.56%     1.57%
Ratio of net investment income (loss) to average daily net assets             3.34%     4.28%     4.53%    4.25%     4.43%
Portfolio turnover rate (excluding short-term securities)                       53%        4%        7%       5%        9%
Total return(e)                                                               5.15%     7.83%     (.71%)    .96%     7.32%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
43   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001     2000(b)
Net asset value, beginning of period                                          $5.28     $5.11     $5.10
Income from investment operations:
Net investment income (loss)                                                    .18       .23        --
Net gains (losses) (both realized and unrealized)                               .09       .17       .01
Total from investment operations                                                .27       .40       .01
Less distributions:
Dividends from net investment income                                           (.18)     (.23)       --
Net asset value, end of period                                                $5.37     $5.28     $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                          $2        $1       $--
Ratio of expenses to average daily net assets(c)                              1.66%     1.70%     1.69%(d)
Ratio of net investment income (loss) to average daily net assets             3.32%     4.30%     4.53%(d)
Portfolio turnover rate (excluding short-term securities)                       53%        4%        7%
Total return(e)                                                               5.16%     7.84%      .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
44   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.27     $5.09     $5.38    $5.57     $5.44
Income from investment operations:
Net investment income (loss)                                                    .24       .27       .27      .28       .29
Net gains (losses) (both realized and unrealized)                               .06       .18      (.29)    (.17)      .13
Total from investment operations                                                .30       .45      (.02)     .11       .42
Less distributions:
Dividends from net investment income                                           (.24)     (.27)     (.27)    (.28)     (.29)
Distributions from realized gains                                                --        --        --     (.02)       --
Total distributions                                                            (.24)     (.27)     (.27)    (.30)     (.29)
Net asset value, end of period                                                $5.33     $5.27     $5.09    $5.38     $5.57

Ratios/supplemental data
Net assets, end of period (in millions)                                         $70       $67       $65      $77       $77
Ratio of expenses to average daily net assets(c)                               .92%      .95%      .89%     .83%      .82%
Ratio of net investment income (loss) to average daily net assets             4.57%     5.09%     5.30%    5.00%     5.19%
Portfolio turnover rate (excluding short-term securities)                       33%        4%       12%      20%       10%
Total return(e)                                                               5.83%     8.90%     (.14%)   1.92%     7.66%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002     2001      2000      1999      1998
Net asset value, beginning of period                                          $5.27     $5.09     $5.38    $5.57     $5.44
Income from investment operations:
Net investment income (loss)                                                    .20       .23       .23      .24       .25
Net gains (losses) (both realized and unrealized)                               .06       .18      (.29)    (.17)      .13
Total from investment operations                                                .26       .41      (.06)     .07       .38
Less distributions:
Dividends from net investment income                                           (.20)     (.23)     (.23)    (.24)     (.25)
Distributions from realized gains                                                --        --        --     (.02)       --
Total distributions                                                            (.20)     (.23)     (.23)    (.26)     (.25)
Net asset value, end of period                                                $5.33     $5.27     $5.09    $5.38     $5.57

Ratios/supplemental data
Net assets, end of period (in millions)                                          $8        $6        $6       $7        $5
Ratio of expenses to average daily net assets(c)                              1.67%     1.70%     1.64%    1.59%     1.57%
Ratio of net investment income (loss) to average daily net assets             3.82%     4.34%     4.55%    4.25%     4.44%
Portfolio turnover rate (excluding short-term securities)                       33%        4%       12%      20%       10%
Total return(e)                                                               5.04%     8.09%     (.92%)   1.17%     6.86%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
45   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001     2000(b)
Net asset value, beginning of period                                          $5.27     $5.09     $5.08
Income from investment operations:
Net investment income (loss)                                                    .20       .22        --
Net gains (losses) (both realized and unrealized)                               .06       .18       .01
Total from investment operations                                                .26       .40       .01
Less distributions:
Dividends from net investment income                                           (.20)     (.22)       --
Net asset value, end of period                                                $5.33     $5.27     $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                          $1       $--       $--
Ratio of expenses to average daily net assets(c)                              1.66%     1.70%     1.64%(d)
Ratio of net investment income (loss) to average daily net assets             3.80%     4.36%     4.23%(d)
Portfolio turnover rate (excluding short-term securities)                       33%        4%       12%
Total return(e)                                                               5.05%     8.02%      .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
46   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.14     $5.00     $5.26    $5.41     $5.30
Income from investment operations:
Net investment income (loss)                                                    .25       .28       .29      .29       .30
Net gains (losses) (both realized and unrealized)                               .06       .14      (.27)    (.15)      .11
Total from investment operations                                                .31       .42       .02      .14       .41
Less distributions:
Dividends from net investment income                                           (.25)     (.28)     (.28)    (.29)     (.30)
Net asset value, end of period                                                $5.20     $5.14     $5.00    $5.26     $5.41

Ratios/supplemental data
Net assets, end of period (in millions)                                        $375      $357      $340     $406      $385
Ratio of expenses to average daily net assets(c)                               .83%      .84%      .82%     .78%      .75%
Ratio of net investment income (loss) to average daily net assets             4.82%     5.45%     5.68%    5.37%     5.61%
Portfolio turnover rate (excluding short-term securities)                       36%        4%       18%      13%        8%
Total return(e)                                                               6.15%     8.53%      .60%    2.62%     7.96%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.14     $5.00     $5.26    $5.41     $5.30
Income from investment operations:
Net investment income (loss)                                                    .21       .24       .25      .25       .26
Net gains (losses) (both realized and unrealized)                               .06       .14      (.26)    (.15)      .11
Total from investment operations                                                .27       .38      (.01)     .10       .37
Less distributions:
Dividends from net investment income                                           (.21)     (.24)     (.25)    (.25)     (.26)
Net asset value, end of period                                                $5.20     $5.14     $5.00    $5.26     $5.41

Ratios/supplemental data
Net assets, end of period (in millions)                                         $64       $53       $44      $46       $31
Ratio of expenses to average daily net assets(c)                              1.59%     1.60%     1.58%    1.54%     1.50%
Ratio of net investment income (loss) to average daily net assets             4.02%     4.70%     4.94%    4.61%     4.86%
Portfolio turnover rate (excluding short-term securities)                       36%        4%       18%      13%        8%
Total return(e)                                                               5.36%     7.72%    (.16%)    1.85%     7.17%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
47   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001     2000(b)
Net asset value, beginning of period                                          $5.14     $5.00     $4.99
Income from investment operations:
Net investment income (loss)                                                    .21       .24        --
Net gains (losses) (both realized and unrealized)                               .06       .14       .01
Total from investment operations                                                .27       .38       .01
Less distributions:
Dividends from net investment income                                           (.21)     (.24)       --
Net asset value, end of period                                                $5.20     $5.14     $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                          $5        $2       $--
Ratio of expenses to average daily net assets(c)                              1.59%     1.59%     1.58%(d)
Ratio of net investment income (loss) to average daily net assets             4.04%     4.74%     4.94%(d)
Portfolio turnover rate (excluding short-term securities)                       36%        4%       18%
Total return(e)                                                               5.36%     7.75%      .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
48   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.12     $4.92     $5.15    $5.29     $5.15
Income from investment operations:
Net investment income (loss)                                                    .22       .25       .27      .25       .27
Net gains (losses) (both realized and unrealized)                               .04       .20      (.23)    (.14)      .14
Total from investment operations                                                .26       .45       .04      .11       .41
Less distributions:
Dividends from net investment income                                           (.22)     (.25)     (.27)    (.25)     (.27)
Net asset value, end of period                                                $5.16     $5.12     $4.92    $5.15     $5.29

Ratios/supplemental data
Net assets, end of period (in millions)                                         $92       $88       $85     $102      $105
Ratio of expenses to average daily net assets(c)                               .90%      .91%      .88%     .82%      .79%
Ratio of net investment income (loss) to average daily net assets             4.38%     4.90%     5.27%    4.93%     5.22%
Portfolio turnover rate (excluding short-term securities)                       44%       13%       11%       8%       10%
Total return(e)                                                               5.26%     9.28%      .77%    2.04%     8.20%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.12     $4.92     $5.15    $5.29     $5.15
Income from investment operations:
Net investment income (loss)                                                    .19       .21       .23      .21       .23
Net gains (losses) (both realized and unrealized)                               .04       .20      (.23)    (.14)      .14
Total from investment operations                                                .23       .41        --      .07       .37
Less distributions:
Dividends from net investment income                                           (.19)     (.21)     (.23)    (.21)     (.23)
Net asset value, end of period                                                $5.16     $5.12     $4.92    $5.15     $5.29

Ratios/supplemental data
Net assets, end of period (in millions)                                         $18       $16       $13      $14       $10
Ratio of expenses to average daily net assets(c)                              1.65%     1.66%     1.63%    1.57%     1.55%
Ratio of net investment income (loss) to average daily net assets             3.60%     4.14%     4.54%    4.20%     4.47%
Portfolio turnover rate (excluding short-term securities)                       44%       13%       11%       8%       10%
Total return(e)                                                               4.48%     8.47%      .01%    1.28%     7.35%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
49   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001     2000(b)
Net asset value, beginning of period                                          $5.11     $4.92     $4.91
Income from investment operations:
Net investment income (loss)                                                    .19       .21        --
Net gains (losses) (both realized and unrealized)                               .05       .19       .01
Total from investment operations                                                .24       .40       .01
Less distributions:
Dividends from net investment income                                           (.19)     (.21)       --
Net asset value, end of period                                                $5.16     $5.11     $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                          $1       $--       $--
Ratio of expenses to average daily net assets(c)                              1.66%     1.66%     1.63%(d)
Ratio of net investment income (loss) to average daily net assets             3.69%     4.09%     4.54%(d)
Portfolio turnover rate (excluding short-term securities)                       44%       13%       11%
Total return(e)                                                               4.68%     8.26%      .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
50   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.27     $5.13     $5.36    $5.50     $5.38
Income from investment operations:
Net investment income (loss)                                                    .22       .27       .27      .27       .29
Net gains (losses) (both realized and unrealized)                               .08       .14      (.23)    (.14)      .12
Total from investment operations                                                .30       .41       .04      .13       .41
Less distributions:
Dividends from net investment income                                           (.22)     (.27)     (.27)    (.27)     (.29)
Net asset value, end of period                                                $5.35     $5.27     $5.13    $5.36     $5.50

Ratios/supplemental data
Net assets, end of period (in millions)                                         $69       $67       $60      $69       $67
Ratio of expenses to average daily net assets(c)                               .91%      .93%      .88%     .88%      .83%
Ratio of net investment income (loss) to average daily net assets             4.22%     4.98%     5.31%    5.02%     5.22%
Portfolio turnover rate (excluding short-term securities)                       33%        3%       13%       5%       10%
Total return(e)                                                               5.87%     7.95%      .91%    2.50%     7.79%

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001      2000     1999      1998
Net asset value, beginning of period                                          $5.27     $5.13     $5.36    $5.50     $5.38
Income from investment operations:
Net investment income (loss)                                                    .18       .23       .23      .23       .24
Net gains (losses) (both realized and unrealized)                               .07       .14      (.23)    (.14)      .13
Total from investment operations                                                .25       .37        --      .09       .37
Less distributions:
Dividends from net investment income                                           (.18)     (.23)     (.23)    (.23)     (.25)
Net asset value, end of period                                                $5.34     $5.27     $5.13    $5.36     $5.50

Ratios/supplemental data
Net assets, end of period (in millions)                                         $12        $8        $7       $8        $5
Ratio of expenses to average daily net assets(c)                              1.66%     1.68%     1.64%    1.63%     1.59%
Ratio of net investment income (loss) to average daily net assets             3.46%     4.23%     4.55%    4.27%     4.47%
Portfolio turnover rate (excluding short-term securities)                       33%        3%       13%       5%       10%
Total return(e)                                                               4.89%     7.15%      .14%    1.75%     6.98%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
51   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2002      2001     2000(b)
Net asset value, beginning of period                                          $5.28     $5.13     $5.12
Income from investment operations:
Net investment income (loss)                                                    .18       .22        --
Net gains (losses) (both realized and unrealized)                               .07       .15       .01
Total from investment operations                                                .25       .37       .01
Less distributions:
Dividends from net investment income                                           (.18)     (.22)       --
Net asset value, end of period                                                $5.35     $5.28     $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                          $1        $1       $--
Ratio of expenses to average daily net assets(c)                              1.66%     1.68%     1.64%(d)
Ratio of net investment income (loss) to average daily net assets             3.45%     4.26%     4.55%(d)
Portfolio turnover rate (excluding short-term securities)                       33%        3%       13%
Total return(e)                                                               4.89%     7.27%      .20%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d)  Adjusted to an annual basis.
(e)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
52   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities

AXP California Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (97.9%)
Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

ABAG Financial Authority
   for Nonprofit Corporations
   Certificates of Participation
   International School Series 1996
     05-01-26          7.38%          $2,200,000                $2,339,018
ABAG Financial Authority
   for Nonprofit Corporations
   Revenue Bonds San Diego
   Hospital Association
   Series 2001A
     08-15-20          6.13            1,000,000                 1,025,720
Alameda Unified School District Unlimited
   General Obligation Refunding Bonds
   Alameda County Series 2002
   (FSA Insured)
     07-01-14          5.50            2,000,000(j)              2,245,240
Alhambra City Elementary School District
   Los Angeles County Election of 1999
   General Obligation Bonds Zero Coupon
   Series 1999A (FSA Insured)
     09-01-22          5.95            1,055,000(f)                350,028
Alta Loma School District Unlimited Tax
   Capital Appreciation General Obligation
   Bonds Zero Coupon Series 1999A
   (FGIC Insured)
     08-01-23          5.69            2,600,000(f)                812,734
Anaheim High School District
   Unlimited General Obligation Bonds
   Series 2002A (FSA Insured)
     08-01-16          5.38            1,550,000                 1,662,871
Anaheim Public Financing Authority
   Lease Capital Appreciation Improvement
   Revenue Bonds Zero Coupon
   Series 1997C (FSA Insured)
     09-01-25          5.61            2,170,000(f)                597,944
Anaheim Public Financing Authority
   Revenue Bonds Electric Utilities
   San Juan 2nd Series 1993 (FGIC Insured)
     10-01-22          5.75           11,100,000                11,677,976
Antelope Valley Unified High School District
   Unlimited General Obligation Bonds
   Series 2002A (MBIA Insured)
     08-01-18          5.38            2,270,000                 2,411,262
Arcade Certificate of Participation
   Water District Revenue Bonds
   Series 1997 (FGIC Insured)
     11-01-27          5.00              500,000                   491,570
Beaumont Financing Authority
   Local Agency Revenue Bonds
   Series 2000A
     09-01-32          7.38            1,955,000                 2,042,310
Brea Public Financing Authority
   Water Refunding Bonds
   Series 1998 (FGIC Insured)
     07-01-21          4.75            1,000,000                   968,360
Brea Redevelopment Agency
   Tax Allocation Refunding Bonds
   Redevelopment Project AB
   Series 1993 (MBIA Insured)
     08-01-17          5.50            1,800,000                 1,845,072
Burbank Redevelopment Agency
   Tax Allocation Bonds
   Golden State Series 1993A
     12-01-23          6.00            2,000,000                 2,058,340
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (MBIA Insured)
     07-01-15          5.50            1,880,000(c)              2,099,001
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (XLCA Insured)
     07-01-17          5.50            1,000,000(c)              1,102,500
Community Development Authority
   Health Facilities Unihealth America
   Certificate of Participation Series 1993
   Inverse Floater (AMBAC Insured)
     10-01-11          9.70            5,000,000(g)              6,284,999
Contra Costa County
   Residential Rent Facility
   Multi-family Housing Revenue Bonds
   Cypress Meadows Series 1998E A.M.T.
     09-01-28          7.00            2,000,000(e)              1,742,720
Encinitas Unified School District
   Unlimited General Obligation Bonds
   Zero Coupon Series 1996 (MBIA Insured)
     08-01-15          5.85            2,500,000(f)              1,321,400
     08-01-16          5.85            1,000,000(f)                495,200
Folsom Special Tax Refunding Bonds
   Community Facilities District #10
   Series 1999
     09-01-24          7.00            3,000,000                 3,206,790
Folsom Special Tax Bonds
   Community Facilities District #14
   Series 2002
     09-01-22          6.13            1,000,000                 1,003,510
Fontana Redevelopment Agency
   Refunding Certificate of Participation
   Police Facility Series 1993
     04-01-16          5.63            4,500,000                 4,600,305
Fontana Unified School District
   Unlimited General Obligation Bonds
   Series 1995C (FGIC Insured)
     05-01-20          6.15            3,470,000                 3,764,395
Fontana Unified School District
   Unlimited Tax General Obligation Bonds
   Series1997D (FGIC Insured)
     05-01-22          5.75            2,000,000                 2,138,420
Foothill/Eastern Transportation
   Corridor Agency Toll Road
   Senior Lien Revenue Bonds
   Series 1995A
     01-01-34          6.00            1,775,000                 2,018,832
Fremont Unified School District
   Unlimited General Obligation Bonds
   Alameda County Series 2002A
   (FGIC Insured)
     08-01-19          5.38            2,250,000                 2,374,043
Fresno Unified School District Fresno
   County Refunding General Obligation
   Bonds Series 1999C (MBIA Insured)
     08-01-22          5.90            2,000,000                 2,259,260
Garden Grove Agency
   Community Development
   Tax Allocation Refunding Bonds
   Garden Grove Community
   Series 1993
     10-01-23          5.88            2,750,000                 2,778,573
Garden Grove Certificate of Participation
   Bahia Village/Emerald Isle
   Series 1993 (FSA Insured)
     08-01-23          5.70            2,660,000                 2,723,441
Infrastructure & Economic Development
   Bank Revenue Bonds
   American Center for Wine, Foods & Arts
   Series 1999 (ACA Insured)
     12-01-19          5.70            2,500,000                 2,568,100
Inglewood Redevelopment Agency
   Revenue Bonds Series 1998A
   (AMBAC Insured)
     05-01-23          5.25            1,100,000                 1,146,475
Intercommunity Hospital Finance Authority
   Certificate of Participation Series 1998
   (ACA Insured)
     11-01-19          5.25            1,250,000                 1,238,675
Irwindale Redevelopment Agency Sub Lien
   Tax Allocation Bonds Series 1996
     12-01-19          7.00            1,700,000                 1,823,352
Janesville Union School District
   Lassen County General Obligation Bonds
   Series 1996
     08-01-21          6.45              855,000                   904,821

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

La Mirada Redevelopment Agency
   Special Tax Refunding Revenue Bonds
   Community Facilities District #89-1
   Series 1998
     10-01-20          5.70%          $1,000,000                  $985,850
La Palma Community Development
   Commission Refunding Tax Allocation
   Bonds Series 2001 (ACA Insured)
     06-01-21          5.50            1,830,000                 1,844,878
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds
   Series 1997F
     09-01-20          7.10            2,945,000                 3,141,726
Lake Elsinore Public Finance Authority Tax
   Allocation Revenue Bonds Series 1999A
     09-01-30          5.50            2,500,000                 2,433,475
Lake Elsinore Redevelopment Agency
   Community Facilities District #90
   Tuscany Hills Public Improvements
   Special Tax Parity Bonds Series 1999A
     10-01-24          6.05            2,000,000                 1,960,040
Lake Elsinore School Finance Authority
   Revenue Bonds Series 1997
     09-01-19          6.13            1,235,000                 1,287,290
Las Virgenes Unified School District
   Los Angeles County Capital Appreciation
   General Obligation Bonds Zero Coupon
   Series 1999 (FSA Insured)
     11-01-21          5.67            1,800,000(f)                627,876
     11-01-22          5.68            2,300,000(f)                755,274
     11-01-23          5.68            2,945,000(f)                908,002
Los Angeles County Schools Regionalized
   Business Services Pooled Financing Program
   Certificate of Participation Zero Coupon
   Series 1999A (AMBAC Insured)
     08-01-27          5.97            2,410,000(f)                590,546
Los Angeles Department of Water & Power
   Revenue Bonds Series 2001A
   (FSA Insured)
     07-01-18          5.25            2,000,000                 2,081,520
Los Angeles Department of Water & Power
   Waterworks Refunding Revenue Bonds
   2nd Issue Series1993
   (Secondary FGIC Insured)
     05-15-18          4.50            3,000,000                 2,903,880
Los Angeles Multi-family Housing
   Revenue Bonds Park Parthenia
   Series 1986 (GNMA Insured)
   A.M.T.
     01-20-22          7.40            1,000,000                 1,007,730
Los Angeles Single Family Home
   Mortgage Revenue Bonds
   Series 1991A (GNMA/FNMA Insured)
   A.M.T.
     06-01-25          6.88              600,000                   607,686
Los Angeles State Harbor Revenue Bonds
   Series 1988 Escrowed to Maturity
     10-01-18          7.60            1,000,000                 1,276,790
Los Angeles State Harbor Revenue Bonds
   Series 1996B (MBIA Insured) A.M.T.
     11-01-19          5.38            2,000,000                 2,045,640
     11-01-23          5.38            1,300,000                 1,310,738
Los Angeles Unified School District
   General Obligation Bonds Series 2001A
   (FSA Insured)
     07-01-21          5.00            2,000,000                 2,002,600
Los Angeles Unified School District
   Unlimited General Obligation
   Refunding Bonds Series 2002
   (MBIA Insured)
     07-01-14          5.75            2,000,000                 2,287,980
     07-01-15          5.75            2,000,000                 2,286,640
Millbrae Residential Facility
   Revenue Bonds Magnolia of Millbrae
   Series 1997A A.M.T.
     09-01-27          7.38            2,500,000                 2,583,925
Modesto Irrigation District Finance Authority
   Refunding Revenue Bonds Domestic Water
   Series 1998D (AMBAC Insured)
     09-01-22          4.75            2,000,000                 1,926,940
Northern California Transmission
   Select Auction Variable Rate Security &
   Residual Interest Revenue Bonds
   Series 1993 (MBIA Insured)
     04-29-24          5.50            4,500,000(i)              4,590,720
Novato Community Facility District #1
   Vintage Oaks Public Improvement
   Special Tax Refunding Bonds
   Series 1994
     08-01-21          7.25            2,000,000                 2,098,360
Orange County Special Tax
   Community Facilities Pre-refunded Bonds
   Aliso Veijo District 88-1
   Series 1992A
     08-15-18          7.35            3,000,000                 3,083,160
Pittsburg Redevelopment Agency
   Tax Allocation Bonds Los Medanos
   Community Development Zero Coupon
   Series 1999 (AMBAC Insured)
     08-01-24          6.05            2,100,000(f)                614,607
Pleasanton Joint Powers Financing Authority
   Reassessment Revenue Bonds
   Series 1993A
     09-02-12          6.15            1,765,000                 1,836,588
Port of Oakland Miscellaneous Revenue
   Bonds Series 2000K (FGIC Insured) A.M.T.
     11-01-18          5.63            1,000,000                 1,051,910
Port of Oakland Refunding Revenue Bonds
   Series 1997G (MBIA Insured) A.M.T.
     11-01-25          5.38            3,080,000                 3,129,403
Puerto Rico Electric Power Authority Refunding
   Revenue Bonds Series 2002-683
   Inverse Floater (MBIA Insured)
     07-01-17         14.20            3,000,000(c,g,j)          4,016,100
Redding Redevelopment Agency
   Tax Allocation Refunding Bonds
   Canby Hilltop Cypress
   Series 1993D (CGIC Insured)
     09-01-23          5.00            4,700,000                 4,663,293
Redwood City Elementary School
   District Capital Appreciation
   General Obligation Bonds
   San Mateo County Zero Coupon
   Series 1997 (FGIC Insured)
     08-01-20          5.65            5,475,000(f)              2,073,328
Richmond Elementary School District
   Lassen County General Obligation Bonds
   Series 1996
     08-01-21          6.50              649,000                   683,196
Richmond Joint Powers Financing Authority
   Lease & Gas Tax Refunding Revenue Bonds
   Series 1995A
     05-15-13          5.25            2,000,000                 2,082,940
Riverside County Certificate of Participation
   Series 1998 (MBIA Insured)
     12-01-21          5.00            1,530,000                 1,529,939
Rural Home Mortgage Financing Authority
   Single Family Mortgage Revenue Bonds
   5th Series 1998B (FNMA/GNMA Insured)
   A.M.T.
     12-01-29          6.35            1,210,000                 1,319,977
Rural Home Mortgage Finance Authority
   Refunding Revenue Bonds
   Single Family Mortgage 2nd Series 1997A
   (GNMA/FNMA Insured) A.M.T.
     09-01-29          7.00            1,260,000                 1,342,265
Sacramento City Financing Authority
   Revenue Bonds City Hall Redevelopment
   Series 2002A (FSA Insured)
     12-01-19          5.38            1,580,000(j)              1,663,045
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds
   Procter & Gamble Series 1995
     07-01-10          6.38              500,000                   570,595
Sacramento Cogeneration Authority
   Un-refunded Revenue Bonds
   Procter & Gamble Series 1995
     07-01-10          6.38              500,000                   535,435
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup
   Series 1995
     07-01-22          6.00            1,000,000                 1,045,020
Salinas High School District
   Unlimited General Obligation Bonds
   Series 2002A (MBIA Insured)
     06-01-13          5.25            1,055,000                 1,156,512
San Bernardino Joint Powers
   Financing Authority Tax Allocation
   Refunding Revenue Bonds
   Series 2002
     04-01-26          6.63            2,000,000                 2,027,780

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

San Diego Convention Center Expansion
   Financing Authority Revenue Bonds
   Series 1998A (AMBAC Insured)
     04-01-28          4.75%          $3,250,000                $3,069,885
San Diego County Capital Asset Lease
   Certificate of Participation Series 1993
   Inverse Floater (AMBAC Insured)
     09-01-07          9.22            3,200,000(g)              3,924,672
San Diego County Water Authority
   Revenue Bonds Certificates of Participation
   Series 1998A (FGIC Insured)
     05-01-24          4.50            6,475,000                 5,934,467
San Diego Water Utility Systems
   Undivided Interest Revenue Bonds
   Series 1998 (FGIC Insured)
     08-01-28          4.75            2,695,000                 2,544,781
San Francisco City & County Airport
   Commission International Airport
   Refunding Revenue Bonds
   Issue 20 2nd Series 1998
     05-01-26          4.50            2,250,000                 2,044,620
San Jose Redevelopment Agency
   Merged Area Redevelopment
   Tax Allocation Bonds
   Series 1999 (AMBAC Insured)
     08-01-23          4.75            3,000,000                 2,876,370
San Jose Redevelopment Agency
   Merged Area Redevelopment
   Tax Allocation Refunding Bonds
   Series 1993 (MBIA Insured)
     08-01-24          4.75            3,055,000                 2,914,134
San Jose Redevelopment Agency
   Merged Area Tax Allocation Bonds
   Series 1993 Inverse Floater
   (MBIA Insured)
     08-01-14          8.76            3,000,000(g)              3,256,860
San Juan Unified School District
   Unlimited Tax General Obligation Bonds
   Zero Coupon Series 1999
     08-01-21          5.68              820,000(f)                289,952
     08-01-23          5.70            1,820,000(f)                568,914
     08-01-24          5.70            1,810,000(f)                530,855
San Mateo Community College District
   Unlimited General Obligation Bonds
   Series 2002A (FGIC Insured)
     09-01-18          5.38            1,000,000                 1,058,170
San Ramon Certificate of Participation
   Refunding Bonds Series 2001
   (AMBAC Insured)
     03-01-21          5.00            1,835,000                 1,834,872
San Ysidro School District
   General Obligation Bonds
   San Diego County
   Series 1997 (AMBAC Insured)
     08-01-21          6.13            1,000,000                 1,131,180
Santa Clara County Mountain View Los Altos
   Union High School District Unlimited Tax
   General Obligation Bonds Series 1995A
     08-01-15          5.75            1,200,000                 1,271,940
Santa Cruz Certificate of Participation
   Series 1987
     08-01-07          8.38              845,000                   849,546
Santa Monica-Malibu Unified School District
   Capital Appreciation General Obligation
   Bonds Los Angeles County Zero Coupon
   Series 1999 (FGIC Insured)
     08-01-22          5.38            7,300,000(f)              2,430,243
South Tahoe Joint Powers
   Financing Authority
   Refunding Revenue Bonds
   Series 1995B
     10-01-20          6.25            2,700,000                 2,784,888
Southern California Metropolitan Water
   District Waterworks Revenue Bonds
   Series 1997A
     07-01-26          5.00            2,500,000                 2,448,650
Southern California Public Power Authority
   Transmission Special Bonds
   Series 1992
     07-01-12          6.00            2,700,000                 2,762,559
Southern California Tobacco Securitization
   Authority Asset Backed Revenue Bonds
   Series 2002A
     06-01-36          5.50            1,500,000                 1,395,840
State Department Water Resource
   Water Systems Revenue Bonds
   Center Valley Series 1993L
     12-01-23          5.50            3,000,000                 3,037,830
State Department Water Resource
   Water Systems Revenue Bonds
   Center Valley Series 1995O
     12-01-18          4.75            2,000,000                 1,995,400
State Department Water Resources
   Water Systems Revenue Bonds
   Center Valley Series 2002X (FGIC Insured)
     12-01-16          5.50            2,000,000                 2,235,320
State Educational Facilities Authority
   Revenue Bonds Keck Graduate
   Institute of Applied Life Sciences
   Series 2000
     06-01-20          6.63            1,490,000                 1,598,874
State Educational Facilities Authority
   Revenue Bonds Series 1997B
     04-01-21          6.30            1,000,000                 1,063,070
State for Previous Veterans Unlimited
   General Obligation Bonds
   Series 2000B A.M.T.
     12-01-12          4.95            2,250,000                 2,327,378
     12-01-13          5.05            1,435,000                 1,477,462
     12-01-14          5.15            2,535,000                 2,605,777
State General Obligation Bonds
   Series 2000
     05-01-30          5.75            2,000,000                 2,108,920
State Public Works Board
   California Community Colleges Lease
   Pre-refunded Revenue Bonds
   Series 1994
     03-01-19          7.00            2,000,000                 2,211,720
State Public Works Board
   Lease Revenue Bonds
   Department of Corrections
   Series 1996A (AMBAC Insured)
     01-01-21          5.25            1,870,000                 1,883,427
State University Multi-purpose Revenue
   Bonds Series 2000K (FGIC Insured)
     09-01-20          5.00            1,830,000                 1,842,078
State University Refunding Revenue Bonds
   Series 1993C (AMBAC Insured)
     09-01-23          5.00            2,000,000                 1,989,520
State Unlimited General Obligation Bonds
   Series 2002
     02-01-15          6.00            1,000,000                 1,146,060
State Unlimited General Obligation
   Refunding Bonds Series 2002
   (FSA Insured)
     02-01-11          5.25            2,955,000                 3,230,229
State Unlimited Tax General
   Obligation Bonds Series 1993
   (FGIC Insured)
     09-01-23          4.75            1,075,000                 1,027,894
Statewide Communities Development
   Authority Multi-family Housing Revenue
   Bonds Magnolia City Lights
   Series 1999X A.M.T.
     07-01-30          6.65            1,590,000                 1,434,291
Statewide Communities Development Authority
   Certificates of Participation
   St. Joseph Health System Group
   Series 1994
     07-01-15          6.50            3,500,000                 3,891,300
Statewide Communities Development Authority
   College Revenue Bonds Thomas Jefferson
   School of Law Series 2001
     10-01-31          7.75            2,500,000                 2,537,025
Statewide Community Development
   Authority Refunding Revenue Bonds
   Bentley School Series 2002
     07-01-32          6.75            2,000,000                 2,040,440
Stockton Single Family Mortgage
   Revenue Bonds Series 1990A
   (GNMA Insured) A.M.T.
     02-01-23          7.50               70,000                    74,654
Upland Certificate of Participation
   Water System Refunding Bonds
   Series 1992 (FGIC Insured)
     08-01-16          6.60            1,000,000                 1,024,810
Vallejo Certificate of Participation
   Touro University Series 1999
     06-01-29          7.38            2,000,000                 2,027,840
West Contra Costa Unified School District
   Unlimited General Obligation
   Refunding Bonds Series 2001A
   (MBIA Insured)
     02-01-21          5.70            1,710,000                 1,891,089
     02-01-23          5.70            1,920,000                 2,112,134

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

West Sacramento Financing Authority
   Special Tax Revenue Bonds
   Series 1999F
     09-01-29          6.10%          $3,000,000                $2,940,420
Western Hills Water District Special Tax
   Bonds Diablo Grande Community Facilities
   Series 2001
     09-01-31          6.88            2,500,000                 2,510,800
Windsor Civic Center Joint Powers Financing
   Authority Lease Revenue Bonds
   Series 2001A (FSA Insured)
     10-01-24          5.00            2,555,000                 2,521,044
Total

Municipal bonds
(Cost: $240,480,554)                                          $258,804,660

Municipal notes (3.7%)
Issuer(b,d,h)        Effective         Amount                     Value(a)
                                        yield                    payable at
                                                                  maturity
Los Angeles Regional Airport Improvement
   Lease Revenue Bonds Los Angeles
   Intl LAX V.R. Series 1985
     12-01-25          2.03%          $3,800,000                $3,800,000
Orange County Water District
   Certificate of Participation V.R. Series 1990B
     08-15-15          1.93            1,300,000                 1,300,000
Rancho Mirage Health Facilities
   Financing Authority Revenue Bonds
   (Eisenhower Medical Center)
   V.R. Series 2001B
     01-01-26          1.96            1,100,000                 1,100,000
State Health Facilities Financing Authority
   Refunding Revenue Bonds
   (Adventist Health Systems/West)
   V.R. Series 1998A (MBIA Insured)
     09-01-28          1.85            1,200,000                 1,200,000
State Health Facilities Financing Authority
   Refunding Revenue Bonds
   V.R. (Sutter Health) Series 1996B
     03-01-12          1.75            1,200,000                 1,200,000
State Housing Finance Agency Revenue Bonds
   Multi-family Housing V.R. Series 2000C
   V.R.
     02-01-33          2.05              900,000                   900,000
Statewide Community Development Authority
   Solid Waste Facilities Revenue Bonds
   (Chevron USA) V.R. Series 1994 A.M.T.
     12-15-24          1.90              400,000                   400,000
Total

Municipal notes
(Cost: $9,900,000)                                              $9,900,000

Total investments in securities
(Cost: $250,380,554)(k)                                       $268,704,660

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA     -- ACA Financial Guaranty Corporation
     AMBAC   -- American Municipal Bond Association Corporation
     BIG     -- Bond Investors Guarantee
     CGIC    -- Capital Guaranty Insurance Company
     FGIC    -- Financial Guarantee Insurance Corporation
     FHA     -- Federal Housing Authority
     FNMA    -- Federal National Mortgage Association
     FSA     -- Financial Security Assurance
     GNMA    -- Government National Mortgage Association
     MBIA    -- Municipal Bond Investors Assurance
     XLCA    -- XL Capital Assurance

(c) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 2.7% of net assets as of June 30, 2002.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax represented 9.3% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(e) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 6.6% of net assets.

(h) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(j) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,888,767.

(k) At June 30, 2002, the cost of securities for federal income tax purposes was $250,380,554 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                       $18,936,297
     Unrealized depreciation                          (612,191)
                                                      --------
     Net unrealized appreciation                   $18,324,106
                                                   -----------

--------------------------------------------------------------------------------
56    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (97.6%)
Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

Bay Transportation Authority
   Pre-refunded Revenue Bonds
   Series 1992B (FSA Insured)
     03-01-21          5.50%             $15,000                   $15,404
Bay Transportation Authority
   Refunding Revenue Bonds
   Series 1992B
     03-01-16          6.20            1,500,000                 1,761,570
Boston City Hospital
   Refunding Revenue Bonds
   Series 1993B (FHA Insured)
     02-15-23          5.75            3,000,000                 3,000,930
Boston Industrial Development
   Financing Authority Revenue Bonds
   Massachusetts College of Pharmacy
   Series 1994A (Connie Lee Insured)
     10-01-26          5.25            1,000,000                   993,130
Boston Unlimited General Obligation
   Refunding Bonds Series 1993A
   (AMBAC Insured)
     02-01-09          5.65            1,500,000                 1,564,140
Commonwealth of Puerto Rico
   Public Improvement Unlimited General
   Obligation Bonds Series 1998
   (FSA Insured)
     07-01-17          5.25              635,000(c)                689,458
Commonwealth of Puerto Rico
   Public Improvement Unlimited General
   Obligation Refunding Bonds
   Series 2001A (MBIA Insured)
     07-01-16          5.50            2,000,000(c)              2,230,460
East Longmeadow
   Limited General Obligation Bonds
   Series 2001 (AMBAC Insured)
     08-01-03          4.00            1,160,000                 1,191,854
Greater Lawrence Vocational Technical
   High School District
   Limited General Obligation Bonds
   State Qualified Series 2001
   (MBIA Insured)
     03-15-03          5.00            2,500,000                 2,563,525
Haverhill Unlimited General Obligation Bonds
   Series 1997 (FGIC Insured)
     06-15-17          5.00              250,000                   256,795
Lynn Limited General Obligation Bonds
   Series 2001 (FGIC Insured)
     08-15-03          4.00            1,000,000                 1,028,260
Lynn Water & Sewer Commission
   General Refunding Revenue Bonds
   Series 2002A (MBIA Insured)
     06-01-14          5.00              950,000                 1,015,113
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
     07-01-17          6.75            1,395,000                 1,423,514
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1994B (MBIA Insured)
     07-01-11          4.75            1,750,000                 1,879,343
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Nuclear Project #5 Series 2001A
   (MBIA Insured)
     07-01-10          5.00            1,000,000                 1,065,830
Municipal Wholesale Electric Power
   Supply System Refunding Revenue Bonds
   Parts & Inflows Series 1993
   Inverse Floater (AMBAC Insured)
     07-01-18          5.45            1,600,000(g)              1,638,224
Nantucket Unlimited General Obligation Bonds
   Series 1991
     12-01-11          6.80               60,000                    61,461
New England Education Loan Marketing
   Refunding Revenue Bonds
   Massachusetts Student Loan
   Series 1993G
     08-01-02          5.20            1,000,000                 1,003,088
Pioneer Valley Regional School District
   Unlimited General Obligation Bonds
   Series 2002 (AMBAC Insured)
     06-15-18          5.38            1,000,000                 1,065,250
Pittsfield Limited General Obligation Bonds
   Series 2002 (MBIA Insured)
     04-15-17          5.50            1,930,000                 2,087,507
Puerto Rico Electric Power Authority
   Refunding Revenue Bonds
   2nd Series 2002A Inverse Floater
   (MBIA Insured)
     07-01-17         14.20            1,000,000(c,f,g)          1,338,700
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA Insured)
     07-01-13          5.50              900,000(c)              1,005,651
Route 3 North Transit
   Improvement Lease Revenue Bonds
   Inverse Floater Series 2000
   (MBIA Insured)
     06-15-19         10.14              500,000(g)                624,380
South Hadley
   Unlimited General Obligation Refunding
   Bonds Series 2001 (AMBAC Insured)
     06-15-03          4.00            1,440,000                 1,475,467
Southeastern University Building Authority
   Refunding Revenue Bonds
   Series 1995A (AMBAC Insured)
     05-01-16          5.75            1,250,000                 1,350,513
Springfield Municipal Purpose Loan
   Limited General Obligation Refunding Bonds
   Series 2001 (FGIC Insured)
     08-01-04          4.00            1,000,000                 1,042,700
State Development Finance Agency
   Refunding Revenue Bonds
   Boston University Series 1999P
     05-15-29          6.00            1,400,000                 1,459,290
State Development Finance Agency
   Refunding Revenue Bonds
   Briarwood/Salem Retirement Community
   Series 2001B
     12-01-30          8.25              750,000                   786,540
State Development Finance Agency
   Refunding Revenue Bonds
   May Institute Issue Series 1999
   (Radian Group Financial Guaranty)
     09-01-29          5.75            1,000,000                 1,021,350
State Development Finance Agency
   Refunding Revenue Bonds
   New England Center for Children
   Series 1998
     11-01-18          5.88              475,000                   417,535
State Development Finance Agency
   Refunding Revenue Bonds
   SeMass System Series 2001A
   (MBIA Insured)
     01-01-16          5.63            1,125,000                 1,217,306
State Development Finance Agency
   Revenue Bonds 1st Mortgage
   Berkshire Retirement Community
   Series 1999
     07-01-29          5.63            1,500,000                 1,300,080
State Development Finance Agency
   Revenue Bonds Boston Biomedical
   Research Series 1999
     02-01-29          5.75            1,000,000                   925,170
State Development Finance Agency
   Revenue Bonds Devens Electric System
   Series 2001
     12-01-30          6.00            1,000,000                 1,004,620
State Development Finance Agency
   Revenue Bonds Landmark School
   Series 1999
   (Radian Group Financial Guaranty)
     06-01-29          5.25            1,000,000                   980,180

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

State Development Finance Agency
   Revenue Bonds Massachusetts
   College of Pharmacy Series 1999B
     07-01-20          6.63%          $1,000,000                $1,048,500
State Development Finance Agency
   Revenue Bonds SeMass System
   Series 2001B (MBIA Insured) A.M.T.
     01-01-05          5.00            2,000,000                 2,101,400
State Development Finance Agency
   Revenue Bonds Suffolk University
   Series 1999
     07-01-29          5.85            1,000,000                 1,005,970
State Development Finance Agency
   Revenue Bonds WGBH Educational
   Foundation Series 2002A (AMBAC Insured)
     01-01-12          5.00              500,000                   534,325
State Education Loan Authority
   Educational Loan Revenue Bonds
   Issue E Series 1994B (AMBAC Insured) A.M.T.
     01-01-12          6.00              605,000                   655,360
State Federal Highway Grant Anticipation Notes
   Revenue Bonds Series 1998A
   (FSA Insured)
     06-15-09          5.25            1,500,000                 1,646,385
State Federal Highway Grant Anticipation Notes
   Revenue Bonds Series 1998A
   (MBIA Insured)
     06-15-13          5.50            1,000,000                 1,111,410
State Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Melrose-Wakefield Hospital
   Series 1992B
     07-01-16          6.38            1,000,000                 1,079,430
State Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   South Shore Hospital
   Series 1992D (MBIA Insured)
     07-01-22          6.50              495,000                   505,108
State Health & Educational Facilities Authority
   Pre-refunded Revenue Bonds
   Suffolk University
   Series 1992B (Connie Lee Insured)
     07-01-22          6.35            2,495,000                 2,545,923
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Berkshire Health Systems
   Series 1994C
     10-01-11          5.90              900,000                   909,855
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Boston College Series 1998L
     06-01-31          4.75            1,000,000                   917,660
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Cape Cod Health System Series 1993A
   (Connie Lee Insured)
     11-15-21          5.25            2,500,000                 2,508,275
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Caritas Christi Obligated Group
   Series 1999A
     07-01-15          5.70              500,000                   496,150
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Christopher House Series 1999A
     01-01-29          6.88            1,000,000                   939,380
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Harvard Pilgrim Health
   Series 1998A (FSA Insured)
     07-01-22          4.75            1,000,000                   922,220
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Holyoke Hospital Series 1994B
     07-01-15          6.50            1,000,000                   983,230
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   North Adams Regional Hospital Series 1996C
     07-01-18          6.63            1,000,000                   979,270
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Northeastern University
   Series 1992E (MBIA Insured)
     10-01-22          6.55            1,000,000                 1,031,780
State Health & Educational Facilities Authority
   Refunding Revenue Bonds
   Southcoast Health System
   Series 1998A (MBIA Insured)
     07-01-27          4.75            1,000,000                   914,580
State Health & Educational Facilities Authority
   Un-refunded Balance Revenue Bonds
   South Shore Hospital Series 1992D
   (MBIA Insured)
     07-01-22          6.50              505,000                   516,958
State Health & Educational Facilities Authority
   Un-refunded Revenue Bonds Boston College
   Series 1991J (FGIC Insured)
     07-01-21          6.63               60,000                    60,839
State Housing Finance Agency
   Refunding Revenue Bonds
   Residential Development
   Series 1992A (FNMA Insured)
     11-15-11          6.88            1,000,000                 1,022,350
State Industrial Finance Agency
   Assisted Living Facility
   Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
     12-01-27          7.50            1,000,000                 1,034,870
State Industrial Finance Agency
   Assisted Living Facility
   Revenue Bonds Newton Group LLC
   Series 1997 A.M.T.
     09-01-27          8.00            1,160,000                 1,249,076
State Limited General Obligation Bonds
   Consolidated Loan Series 2002A
   (FGIC Insured)
     01-01-14          5.00            2,500,000                 2,702,975
State Limited General Obligation  Refunding Bonds
   Consolidated Loans Series 2001B
     05-01-03          4.75            1,000,000                 1,026,890
State Residuals
   Unlimited General Obligation  Refunding Bonds
   Series 2002-692 Inverse Floater
   (FSA Insured)
     11-01-15         14.18            3,330,000(f,g)            4,440,088
State Special Obligation Consolidated Loan
   Refunding Revenue Bonds Series 2002A
   (FGIC Insured)
     06-01-16          5.50            2,600,000                 2,889,588
State Turnpike Authority Metro Highway
   System Senior Lien
   Refunding Revenue Bonds
   Series 1997A (MBIA Insured)
     01-01-37          5.00            2,000,000                 1,887,320
State Unlimited General Obligation
   Pre-refunded Bonds Consolidated Loans
   Series 1995B (AMBAC Insured)
     07-01-13          5.50            1,500,000                 1,645,380
State Water Resources Authority
   Pre-refunded Revenue Bonds
   Series 1992A (MBIA Insured)
     07-15-22          5.50            1,100,000                 1,102,145
State Water Resources Authority
   Revenue Bonds Series 1992A
   (FGIC Insured)
     07-15-19          6.50            2,000,000                 2,403,160
Taunton Limited General Obligation  Refunding Notes
   Series 1999 (FSA Insured)
     05-01-19          4.75            1,000,000                   998,790
University of Massachusetts
   Building Authority
   Refunding Revenue Bonds Series 1976
   Escrowed to Maturity
     05-01-11          7.50               80,000                    94,701
Westfield Limited General Obligation  Refunding Bonds
   Series 2001 (MBIA Insured)
     12-15-04          4.00              750,000                   787,050
Worcester Limited General Obligation Bonds
   Series 2001A (FGIC Insured)
     08-15-03          4.50            1,000,000                 1,032,700
Total

Municipal bonds
(Cost: $87,214,020)                                            $90,215,429

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Municipal notes (8.3%)
Issuer(b,d,e)        Effective         Amount                     Value(a)
                                        yield                    payable at
                                                                  maturity
State Central Artery
   Limited General Obligation Bonds
   V.R. Series 2000A
     12-01-30          1.90%            $800,000                  $800,000
State Central Artery
   Limited General Obligation Bonds
   V.R. Series 2000B
     12-01-30          1.90            2,300,000                 2,300,000
State Health & Educational Facilities
   Authority Refunding Revenue Bonds
   (Capital Asset) V.R. Series 1985B
   (MBIA Insured)
     07-01-10          1.70            1,600,000                 1,600,000
State Health & Educational Facilities
   Authority Refunding Revenue Bonds
   (Capital Asset) V.R. Series 1985C
   (MBIA Insured)
     07-01-05          1.70            2,500,000                 2,500,000
State Health & Educational Facilities
   Authority Revenue Bonds
   (Capital Asset) V.R. Series 1985D
   (MBIA Insured)
     01-01-35          1.70              100,000                   100,000
State Limited General Obligation
   Refunding Bonds V.R. Series 1997B
     08-01-15          1.20              400,000                   400,000
Total

Municipal notes
(Cost: $7,700,000)                                              $7,700,000

Total investments in securities
(Cost: $94,914,020)(h)                                         $97,915,429

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       -- ACA Financial Guaranty Corporation
     AMBAC     -- American Municipal Bond Association Corporation
     BIG       -- Bond Investors Guarantee
     CGIC      -- Capital Guaranty Insurance Company
     FGIC      -- Financial Guarantee Insurance Corporation
     FHA       -- Federal Housing Authority
     FNMA      -- Federal National Mortgage Association
     FSA       -- Financial Security Assurance
     GNMA      -- Government National Mortgage Association
     MBIA      -- Municipal Bond Investors Assurance
     XLCA      -- XL Capital Assurance

(c) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 5.7% of net assets as of June 30, 2002.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax represented 5.5% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(f) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $5,777,335.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 8.7% of net assets.

(h) At June 30, 2002, the cost of securities for federal income tax purposes was $94,914,020 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $3,506,134
     Unrealized depreciation                          (504,725)
                                                      --------
     Net unrealized appreciation                    $3,001,409
                                                    ----------

-------------------------------------------------------------------------------
59    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (97.8%)
Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(d,e)

Allegan Hospital Finance Authority
   Refunding Revenue Bonds
   Allegan General Hospital Series 1999
     11-15-21          7.00%          $1,000,000                $1,001,250
Auburn Hills Limited Tax General Obligation
   Street Improvement Bonds Series 1989
     05-01-04          6.00              200,000                   202,778
Battle Creek Calhoun County Downtown
   Development Authority Pre-refunded
   Bonds Series 1994
     05-01-22          7.65            1,250,000                 1,399,763
Big Rapids Public School District
   Unlimited General Obligation Bonds
   Series 1999 (FSA Insured)
     05-01-25          4.75            1,500,000                 1,402,665
Central University Pre-refunded Revenue
   Bonds Series 1997 (FGIC Insured)
     10-01-26          5.50              750,000                   835,860
Chippewa Valley Schools Unlimited
   General Obligation Bonds Series 2002
     05-01-13          5.50            1,000,000                 1,106,410
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (MBIA Insured)
     07-01-15          5.50            1,000,000(h)              1,116,490
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (XLCA Insured)
     07-01-17          5.50            1,000,000(h)              1,102,500
Concord Academy
   Certificates of Participation
   Series 1998
     10-01-19          7.00            1,000,000                   913,200
Detroit Downtown Development Authority
   Development Area Project #1 Junior Lien
   Tax Increment Pre-refunded Bonds
   Series 1996D
     07-01-25          6.50            1,000,000                 1,154,770
Detroit Sewer Disposal
   Pre-refunded Revenue Bonds
   Series 1993 Inverse Floater (FGIC Insured)
     07-01-23          5.70            1,600,000(c)              1,697,520
Detroit Sewer Disposal
   Un-refunded Revenue Bonds
   Series 1993 Inverse Floater (FGIC Insured)
     07-01-23          5.70              400,000(c)                409,196
Detroit Unlimited Tax
   General Obligation Pre-refunded Bonds
   Series 1995A
     04-01-15          6.80            1,000,000                 1,123,210
Detroit Water Supply System
   Second Lien
   Revenue Bonds Series 1995A
   (MBIA Insured)
     07-01-25          5.50            1,500,000                 1,522,575
Ferris State University Board of Trustees
   General Refunding Revenue Bonds
   Series 1995 (MBIA Insured)
     10-01-20          5.25            1,000,000                 1,012,460
Garden City Hospital Finance Authority
   Hospital Revenue Bonds Series 1998A
     09-01-17          5.75            1,000,000                   726,140
Genesee County General Obligation Bonds
   Sewer Disposal System Series 1996A
   (AMBAC Insured)
     04-01-15          5.40            1,000,000                 1,050,620
Gogebic County Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Grandview Health System Series 1999
     10-01-16          5.88            1,000,000                   906,110
Grand Ledge Public Schools
   Unlimited Tax General Obligation
   Refunding Bonds Eaton, Clinton & Ionia
   Counties Series 1995 (MBIA Insured)
     05-01-24          5.38            2,000,000                 2,024,040
Grand Rapids & Kent County Joint Building
   Authority Revenue Bonds
   Devos Place Series 2001
     12-01-11          5.25            1,000,000                 1,094,030
Grand Rapids Building Authority
   Revenue Bonds Series 2002A
   (AMBAC Insured)
     10-01-13          5.50            1,045,000(g)              1,159,971
     10-01-17          5.50            1,270,000(g)              1,366,850
Grand Rapids Community College
   Limited Tax General Obligation Bonds
   Series 1996 (MBIA Insured)
     05-01-19          5.38            1,000,000                 1,027,510
Grand Rapids Sanitary Sewer System
   Refunding & Improvement Revenue Bonds
   Series 1998A (FGIC Insured)
     01-01-28          4.75            1,000,000                   920,930
Grand Rapids Tax Increment
   Revenue Bonds Series 1994
   (MBIA Insured)
     06-01-24          6.88              380,000                   417,833
Iosco County Water Supply System
   Limited Tax General Obligation Bonds
   Series 1990 (AMBAC Insured)
     05-01-09          5.50              200,000                   203,174
     05-01-10          5.50              200,000                   203,078
Jackson General Obligation Capital
   Appreciation Downtown Development
   Bonds Zero Coupon Series 2001
   (FSA Insured)
     06-01-21          5.58            1,450,000(b)                523,726
Lake Fenton Community Schools
   Unlimited General Obligation Bonds
   Series 2002
     05-01-13          5.50              615,000                   680,442
Lake Orion School District
   General Obligation Bonds
   Series 1995 (AMBAC Insured)
     05-01-20          5.50            1,000,000                 1,023,870
Lansing Community College Limited
   General Obligation Bonds Series 2002
   (FGIC Insured)
     05-01-12          5.00            1,000,000                 1,073,070
Lincoln Park School District
   Pre-refunded Unlimited General Obligation
   Bonds Series 1996 (FGIC Insured)
     05-01-26          5.90            1,000,000                 1,121,110
Midland County Economic Development
   Authority Unlimited Tax General Obligation
   Refunding Revenue Bonds
   Series 2000A A.M.T.
     07-23-09          6.88            1,000,000                 1,020,920
Ovid-Elsie School District Unlimited Tax
   General Obligation Pre-refunded Bonds
   Series 1995 (MBIA Insured)
     05-01-21          5.60            1,000,000                 1,094,680
Plymouth Educational Center
   Certificates of Participation
   Series 1999
     07-01-29          7.00            1,250,000                 1,160,438
Plymouth-Canton Community School District
   Unlimited General Obligation Bonds
   Series 1999 (FSA Insured)
     05-01-23          4.75            1,000,000                   947,960
Pontiac Tax Increment Finance Authority
   Refunding Revenue Bonds
   Development Area #2
   Series 2002 (ACA Insured)
     06-01-22          5.63            1,000,000                 1,000,350
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002B Inverse Floater
   (MBIA Insured)
     07-01-17         14.20            1,000,000(c,g,h)          1,338,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
60    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(d,e)

Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C
     07-01-18          5.75%          $1,000,000(h)             $1,108,850
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA Insured)
     07-01-13          5.50            1,000,000(h)              1,117,390
Puerto Rico Public Finance
   Revenue Bonds Series 1998A
     06-01-18          5.38            1,500,000(h)              1,642,635
Redford General Obligation Bonds
   Series 1995 (MBIA Insured)
     04-01-16          5.25            1,450,000                 1,490,644
Richmond Limited Obligation
   Refunding Revenue Bonds
   Kmart Series 1994
     01-01-07          6.63              530,000                   319,993
Rochester Community School District
   Unlimited General Obligation Bonds
   Series 1997 (MBIA Insured)
     05-01-19          5.00            1,250,000                 1,281,488
Romulus Township School District
   Unlimited Tax General Obligation
   Refunding Bonds Series 1993
   (FGIC Insured)
     05-01-22          5.75            2,500,000                 2,557,549
South Redford School District
   Unlimited Tax General Obligation
   Un-refunded Bonds
   Series 1996 (FGIC Insured)
     05-01-22          5.50              690,000                   706,408
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Memorial Healthcare Center
   Obligated Group Series 1999
     11-15-21          5.88            1,000,000                   951,230
State Hospital Finance Authority
   Refunding Revenue Bonds
   Presbyterian Villages Obligated Group
   Series 1995
     01-01-25          6.50            1,000,000                   987,200
State Hospital Finance Authority
   Revenue Bonds Central Michigan
   Community Hospital Series 1996
     10-01-27          6.25            1,000,000                   899,620
State Hospital Finance Authority
   Revenue Bonds Presbyterian
   Villages of Michigan
   Obligated Group Series 1997
     01-01-25          6.38              700,000                   682,066
State Municipal Bond Authority
   Revenue Bonds Public School Academy
   YMCA Service Learning Academy
   Series 2001
     10-01-21          7.63              750,000                   763,545
State Public Power Agency Belle River
   Refunding Revenue Bonds Series 1993A
     01-01-18          5.25            1,000,000                 1,008,870
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Detroit Edison Series 1990BB
   (MBIA Insured)
     07-15-08          7.00            1,000,000                 1,187,150
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Detroit Edison Series 1992BB
   (FGIC Insured)
     02-15-16          6.50            1,500,000                 1,535,565
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Ford Motor Series 1991A
     02-01-06          7.10            1,650,000                 1,820,973
State Strategic Fund Limited Tax Obligation
   Refunding Revenue Bonds
   Oxford Institute Series 1987A
   Escrowed to Maturity
     08-15-05          7.88               95,000                   103,379
State Trunk Line Bonds
   Series 1994A (FGIC Insured)
     11-15-20          5.75            1,065,000                 1,176,889
State Trunk Line Refunding Revenue Bonds
   Series 1998A (MBIA Insured)
     11-01-20          4.75            1,000,000                   972,490
State University Pre-refunded Revenue
   Bonds Series 1992A
     08-15-22          5.50              560,000                   563,002
State Unlimited General Obligation
   Refunding Revenue Bonds
   Series 2001
     12-01-15          5.50            1,000,000                 1,111,660
State Unlimited General Obligation
   Refunding Revenue Bonds
   Series 2002
     12-01-16          5.50            2,000,000(g)              2,214,959
State Utility Unlimited Tax General
   Obligation Revenue Bonds
   Series 2001
     12-01-14          5.50            2,000,000                 2,229,079
Summit Academy Certificates of
   Participation Pre-refunded Revenue Bonds
   Junior High School Facility Series 1999
     09-01-29          7.00              695,000                   813,379
Summit Academy Certificates of
   Participation Series 1998
     08-01-18          7.00            1,110,000                 1,023,276
Summit Academy Certificates of
   Participation Series 2001
     07-01-30          7.38              750,000                   753,045
Taylor Tax Increment Finance Authority Bonds
   Series 2001 (FSA Insured)
     05-01-19          5.00            1,000,000                 1,005,610
Troy City Downtown Development Authority
   County of Oakland Development
   Pre-refunded Revenue Bonds Series 1995A
   (Radian Group Financial Guaranty)
     11-01-18          6.38            1,500,000                 1,709,655
Van Buren Township
   Tax Increment Revenue Bonds
   Series 1994
     10-01-16          8.40              980,000                 1,065,182
Wayne County Charter Airport Revenue
   Bonds Detroit Metropolitan Airport
   Series 1990A (AMBAC Insured) A.M.T.
     12-01-20          7.00            1,080,000                 1,095,120
Wayne County Charter Airport Revenue
   Bonds Detroit Metropolitan Airport
   Series 1998B (MBIA Insured)
     12-01-23          4.88            1,000,000                   955,780
Wayne State University Revenue Bonds
   University Board of Governors
   Series 1999 (FGIC Insured)
     11-15-29          5.13            1,000,000                   984,890
Woodhaven & Brownstown School Districts
   Unlimited General Obligation Bonds
   Series 2002
     05-01-18          5.38            1,875,000                 1,973,681
Total

Municipal bonds
(Cost: $74,115,206)                                            $77,898,451

Municipal notes (8.5%)
Issuer(e,f)          Effective         Amount                     Value(a)
                                        yield                    payable at
                                                                  maturity

Delta County Economic Development
   Environmental Improvement
   Refunding Revenue Bonds
   (Mead/Escanaba Paper) V.R.
   Series 1985E
     12-01-23          2.10%            $200,000                  $200,000
State Strategic Fund
   Limited Obligation Revenue Bonds
   (Dow Chemical) V.R. Series 1992 A.M.T.
     12-01-14          1.85              400,000                   400,000
State Strategic Fund
   Pollution Control Refunding
   Revenue Bonds
   (Consumers Power)
   V.R. Series 1988
     04-15-18          1.85              800,000                   800,000
University of Michigan
   Refunding Revenue Bonds
   (Medical Service Plan)
   V.R. Series 1998A-1
     12-01-21          1.80            2,400,000                 2,400,000
University of Michigan
   Refunding Revenue Bonds
   (University of Michigan Hospitals)
   V.R. Series 1992A
     12-01-19          1.80            3,000,000                 3,000,000
Total

Municipal notes
(Cost: $6,800,000)                                              $6,800,000

Total investments in securities
(Cost: $80,915,206)(i)                                         $84,698,451

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 4.3% of net assets.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       -- ACA Financial Guaranty Corporation
     AMBAC     -- American Municipal Bond Association Corporation
     BIG       -- Bond Investors Guarantee
     CGIC      -- Capital Guaranty Insurance Company
     FGIC      -- Financial Guarantee Insurance Corporation
     FHA       -- Federal Housing Authority
     FNMA      -- Federal National Mortgage Association
     FSA       -- Financial Security Assurance
     GNMA      -- Government National Mortgage Association
     MBIA      -- Municipal Bond Investors Assurance
     XLCA      -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax represented 3.2% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(g) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,082,279.

(h) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 9.3% of net assets as of June 30, 2002.

(i) At June 30, 2002, the cost of securities for federal income tax purposes was $80,915,206 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $4,710,147
     Unrealized depreciation                          (926,902)
                                                      --------
     Net unrealized appreciation                    $3,783,245
                                                    ----------

--------------------------------------------------------------------------------
62    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (98.4%)
Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

Albert Lea Independent School District #241
   Unlimited Tax General Obligation Bonds
   Series 1998 (MBIA Insured)
     02-01-16          4.80%          $1,555,000                $1,567,378
Anoka County Housing & Redevelopment
   Authority Revenue Bonds
   Epiphany Assisted Living LLC
   Series 1999
     12-01-29          7.40            3,560,000                 3,502,257
Anoka-Hennepin Independent School District #11
   Unlimited General Obligation Bonds
   Series 2001A
     02-01-13          5.00            4,175,000                 4,407,506
     02-01-15          5.00            1,990,000                 2,068,804
     02-01-16          5.00            2,000,000                 2,064,760
Austin Housing & Redevelopment Authority
   Revenue Bonds Courtyard Residence
   Series 2000A
     01-01-32          7.25            3,000,000                 3,048,450
Big Lake Independent School District #727
   Unlimited General Obligation Bonds
   Series 2001D (FSA Insured)
     02-01-04          3.00            1,220,000                 1,240,350
Bloomington Housing & Redevelopment
   Authority Housing Revenue Bonds
   Senior Summerhouse Bloomington
   Series 1998
     05-01-35          6.13            3,400,000                 2,922,878
Brooklyn Center Tax Credit Investor
   Refunding Revenue Bonds Four Courts
   Apartments Series 1995B A.M.T.
     06-15-09          7.58            2,450,000                 2,477,122
Buffalo Independent School District #877
   Unlimited Tax General Obligation
   Refunding Bonds Series 1999
   (MBIA Insured)
     02-01-18          4.80            1,710,000                 1,713,574
Carlton Health Care & Housing Facilities
   Revenue Bonds Inter-Faith Social Services
   Series 2000
     04-01-29          7.75            2,500,000                 2,610,800
Centennial Independent School District #12
   Unlimited General Obligation Refunding
   Bonds Series 2002B (FSA Insured)
     02-01-05          4.00            1,445,000                 1,500,040
Chaska Multi-family Housing
   Revenue Bonds West Suburban
   Housing Partners Series 1999 A.M.T.
     09-01-19          5.75              175,000                   155,071
     03-01-31          5.88            2,115,000                 1,803,735
Commonwealth of Puerto Rico
   Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2002E (FSA Insured)
     07-01-18          5.50            1,000,000(c)              1,109,590
     07-01-23          5.50            6,000,000(c)              6,522,719
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (MBIA Insured)
     07-01-17          5.50            4,745,000(c)              5,280,711
     07-01-20          5.50            1,370,000(c)              1,503,931
Duluth Economic Development Authority
   Health Care Facilities Revenue Bonds
   BSM Properties Series 1998A
     12-01-28          5.88              500,000                   429,990
Eden Prairie Multi-family Housing
   Refunding Revenue Bonds
   Sterling Ponds Series 1999A A.M.T.
     12-01-29          6.25            5,150,000                 4,624,082
Eden Prairie Multi-family Housing
   Refunding Revenue Bonds
   Sterling Ponds Series 1999B A.M.T.
     12-01-29          6.25              590,000                   529,749
Faribault Independent School District #656
   Unlimited General Obligation School Building
   Bonds Series 1995 (FSA Insured)
     06-01-15          5.75            6,900,000                 7,360,437
Faribault Single Family Housing Mortgage
   Refunding Revenue Bonds Series 1991A
     12-01-11          7.50              200,000                   203,926
Fergus Falls Health Care Facilities
   Revenue Bonds LRHC Long-term
   Care Facility Series 1995
     12-01-25          6.50            1,500,000                 1,520,370
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
     09-01-34          6.75            3,090,000                 2,905,311
Golden Valley Governmental Facilities
   Local Government Information
   Systems Association Revenue Bonds
   Series 1997
     12-01-17          6.10            1,125,000                 1,150,695
Golden Valley Revenue Bonds
   Covenant Retirement Communities
   Series 1999A
     12-01-29          5.50            5,500,000                 5,311,130
Harmony Multi-family Housing
   Refunding Revenue Bonds
   Zedakah Foundation
   Series 1997A
     09-01-20          5.95            1,240,000                 1,249,226
Hastings Healthcare Tax-Exempt
   Nursing Home Revenue Bonds
   Regina Medical Center Series 1998
   (ACA Insured)
     09-15-28          5.30            4,100,000                 3,841,905
Hastings Housing & Redevelopment
   Authority Housing & Health Care
   Revenue Bonds Arbor Oaks
   Assisted Living Series 2000A
     01-01-32          8.25            2,000,000                 2,049,160
Hennepin County Regional Railroad Authority
   Limited General Obligation Bonds
   Series 2001
     12-01-03          3.00              840,000                   855,221
     12-01-04          3.00              865,000                   883,857
     12-01-05          3.25              895,000                   915,200
Hopkins Pre-refunded Revenue Bonds
   Blake School Series 1994
     09-01-24          6.70            3,120,000                 3,423,888
Hubbard County Solid Waste Disposal
   Revenue Bonds Potlatch
   Series 1989 A.M.T.
     08-01-13          7.38            5,610,000                 5,612,468
International Falls Solid Waste Disposal
   Refunding Revenue Bonds
   Boise Cascade Series 1999 A.M.T.
     12-01-29          6.85            4,000,000                 4,107,160
Lakeville Independent School District #194
   Unlimited General Obligation Bonds
   Capital Appreciation Zero Coupon
   Series 2002B (FGIC Insured)
     02-01-13          4.56            3,515,000(e,g)            2,193,922
Lakeville Independent School District #194
   Unlimited General Obligation Bonds
   Series 1997A
     02-01-22          5.13            2,400,000                 2,409,840
Little Canada Multi-family Housing
   Revenue Bonds Housing
   Alternatives Development Company
   Series 1997A
     12-01-27          6.25            4,900,000                 4,449,837
Little Canada Multi-family Housing
   Revenue Bonds Little Canada
   Series 1996 A.M.T.
     02-01-27          7.00            3,675,000                 3,695,690
Mahtomedi Multi-family Housing
   Refunding Revenue Bonds
   Briarcliff Series 1996 A.M.T.
     06-01-36          7.35            2,200,000                 2,220,768

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63   AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

Mankato Improvement Unlimited
   General Obligation Bonds
   Series 2001A (FGIC Insured)
     02-01-04          3.50%          $1,085,000                $1,111,561
     02-01-05          3.50            1,065,000                 1,092,275
Maplewood Elder Care Facilities
   Revenue Bonds Care Institute
   Series 1994
     01-01-24          7.75            3,775,000                 3,029,966
Maplewood Multi-family Housing
   Refunding Revenue Bonds
   Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
     11-01-32          7.20            2,855,000                 2,908,274
Metropolitan Council Minneapolis & St. Paul
   Unlimited General Obligation Bonds
   Series 2001B
     02-01-03          4.00            4,300,000                 4,363,812
     02-01-04          4.00            7,440,000                 7,678,154
Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System Revenue Bonds Group Health Plan
   Series 1992
     12-01-13          6.75           10,500,000                10,736,565
Minneapolis & St. Paul Housing &
   Redevelopment Authority Health Care
   System Revenue Bonds Healthspan
   Series 1993A (AMBAC Insured)
     11-15-18          4.75           13,500,000                13,423,319
Minneapolis & St. Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 1998A (AMBAC Insured)
     01-01-22          5.00            3,730,000                 3,697,885
Minneapolis & St. Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 2001B (FGIC Insured) A.M.T.
     01-01-04          5.00            1,000,000                 1,039,950
Minneapolis & St. Paul Metropolitan
Airports Commission Revenue Bonds
   Series 2001C (FGIC Insured)
     01-01-18          5.50            2,000,000                 2,112,580
Minneapolis & St. Paul Metropolitan
   Airports Commission Revenue Bonds
   Series 2001D (FGIC Insured) A.M.T.
     01-01-05          5.00            2,680,000                 2,817,859
Minneapolis & St. Paul Metropolitan
   Airports Commission
   Special Facilities Revenue Bonds
   Northwest Airlines Series 2001A A.M.T.
     04-01-25          7.00            2,000,000                 1,785,880
Minneapolis & St. Paul Metropolitan
   Airports Commission Unlimited
   General Obligation Bonds
   Series 2001 A.M.T.
     01-01-04          5.50            2,415,000                 2,532,224
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Refunding Revenue Bonds
   2nd Series 2001A A.M.T.
     06-01-19          5.88            1,000,000                 1,032,380
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Refunding Revenue Bonds
   Common Bond Fund 7th Series 1997A
     06-01-12          5.50              250,000                   261,173
Minneapolis Community Development
   Agency Limited Tax Supported
   Development Revenue Bonds
   Common Bond Fund 1st Series 1996
     06-01-11          6.00              980,000                 1,031,587
Minneapolis Community Development
   Agency Tax Increment Capital Appreciation
   Revenue Bonds Zero Coupon
   Series 1990 (MBIA Insured)
     09-01-04          2.95            3,000,000(g)              2,865,060
Minneapolis Health Care Systems
   Revenue Bonds
   Fairview Health Services
   Series 2002B (MBIA Insured)
     05-15-14          5.50            2,050,000                 2,242,352
     05-15-15          5.50            2,160,000                 2,344,572
     05-15-16          5.50            2,200,000                 2,369,708
     05-15-17          5.50            1,295,000                 1,384,251
     05-15-21          5.00              825,000                   819,176
Minneapolis Improvement
   Unlimited General Obligation Bonds
   Series 2001
     12-01-21          5.00            1,125,000                 1,127,475
Minneapolis Nursing Home
   Pre-refunded Revenue Bonds Walker
   Cityview & Southview
   Series 1992
     07-01-22          8.50            5,040,000                 5,194,022
Minneapolis Special School District #1
   Certificates of Participation
   Series 2001B (FGIC Insured)
     02-01-04          3.50            2,475,000                 2,535,588
Minneapolis Unlimited General   Obligation Bonds
   Series 2001
     12-01-03          5.00            2,000,000                 2,093,180
     12-01-11          5.00            3,035,000                 3,281,169
Minnetonka Senior Housing
   Revenue Bonds
   Westridge Senior Housing
   Series 1997
     09-01-27          7.00            1,775,000                 1,731,743
Monticello Independent School District #882
   Unlimited General Obligation
   Refunding Bonds Series 2001D
     02-01-04          3.25            1,015,000                 1,033,808
Moorhead Economic Development
   Authority Multi-family Housing
   Development Refunding Revenue
   Bonds Eventide Senior Housing
   Series 1999B
     06-01-19          5.90              500,000                   459,505
     06-01-29          6.00            1,400,000                 1,233,106
New Brighton Tax Credit Investor
   Revenue Bonds
   Polynesian Village Apartments
   Series 1995B A.M.T.
     07-15-09          7.75            2,355,000                 2,417,290
New Hope Housing & Healthcare Facilities
   Revenue Bonds Minnesota Masonic Home
   North Ridge Series 1999
     03-01-29          5.88            3,750,000                 3,446,063
Northern Minnesota
Municipal Power Agency
   Electric System Refunding Revenue Bonds
   Series 1998B (AMBAC Insured)
     01-01-20          4.75            5,000,000                 4,883,800
Oakdale Multi-family Housing Refunding
   Revenue Bonds Oakdale Village
   Apartments Series 1998 A.M.T.
     11-01-28          6.00            3,650,000                 3,377,783
Olmsted County Health Care Facilities
   Refunding Revenue Bonds
   Olmsted Medical Center
   Series 1998
     07-01-19          5.55            1,125,000                 1,009,564
Olmsted County Housing & Redevelopment
   Authority Public Facilities Refunding
   Revenue Bonds Series 2002B
     02-01-05          4.00            1,215,000                 1,261,279
Olmsted County Resource Recovery
   Unlimited General Obligation Refunding
   Bonds Series 2002A
     02-01-05          4.00            1,900,000                 1,972,371
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2000A
     02-01-14          5.75            1,100,000                 1,212,728
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2002A (FSA Insured)
     02-01-11          5.00            1,570,000                 1,683,150
     02-01-12          5.00            3,455,000                 3,699,441
Park Rapids Independent School District #309
   Unlimited Tax General Obligation Bonds
   Series 1999 (MBIA Insured)
     02-01-21          4.75            2,500,000                 2,433,650
Plymouth Multi-family Housing
   Revenue Bonds Harbor Lane Apartments
   Series 1993
   (Radian Group Financial Guaranty)
   A.M.T.
     09-01-13          5.90            2,325,000                 2,389,379
Prior Lake Independent School
   District #719 Unlimited General Obligation
   Bonds Series 2002A (FGIC Insured)
     02-01-05          4.00              640,000                   664,378
Puerto Rico Electric Power Authority
   Refunding Revenue Bonds
   Series 2002 Inverse Floater
   (MBIA Insured)
     07-01-17         14.18            4,000,000(c,e,h)          5,354,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C
     07-01-18          5.75%          $3,170,000(c)             $3,515,055
Richfield Independent School
   District #280 Unlimited General
   Obligation Bonds Series 1993
   Inverse Floater (FGIC Insured)
     02-01-10          5.30            6,600,000(h)              6,650,160
     02-01-12          5.35            5,020,000(h)              5,127,026
Richfield Multi-family Housing
   Refunding Revenue Bonds
   Village Shores Apartments
   Series 1996
     08-01-31          7.63            2,945,000                 3,038,651
Richfield Senior Housing
   Revenue Bonds Series 2000A
     02-01-35          7.75            3,000,000                 3,066,780
Robbinsdale Multi-family Housing
   Revenue Bonds Copperfield Hill
   Series 1996A
     12-01-31          7.35            3,260,000                 3,183,129
Rochester Multi-family Housing
   Development Revenue Bonds
   Wedum Shorewood Campus
   Series 1999
     06-01-36          6.60            5,000,000                 4,550,750
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds
   College Properties Series 1998
     10-01-28          5.88            5,000,000                 4,314,400
Sartell Health Care & Housing Facilities
   Revenue Bonds Series 1999A
     09-01-29          6.63            3,000,000                 2,684,250
Sartell Health Care & Housing Facilities
   Revenue Bonds Series 2001A
     09-01-30          8.00            1,000,000                 1,008,120
Shoreview Senior Housing
   Revenue Bonds Series 1996
     02-01-26          7.25            3,200,000                 3,271,712
South Washington County Independent
   School District #833
   Unlimited General Obligation Bonds
   Series 2001B (FSA Insured)
     02-01-04          3.50              990,000                 1,014,235
Southern Minnesota
Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Series 1992A
     01-01-18          5.75              370,000                   384,948
Southern Minnesota
Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Series 1992A (MBIA Insured)
     01-01-18          5.75            1,600,000                 1,664,640
Southern Minnesota
Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Series 1993A (MBIA Insured)
     01-01-16          4.75            7,665,000                 7,669,139
Southern Minnesota
Municipal
   Power Agency Power Supply System
   Refunding Revenue Bonds
   Capital Appreciation Zero Coupon
   Series 1994A (MBIA Insured)
     01-01-19          6.67           19,500,000(g)              8,559,915
     01-01-22          6.88           12,000,000(g)              4,366,320
     01-01-24          6.08            5,150,000(g)              1,661,339
Southern Minnesota
Municipal
   Power Agency Power Supply System
   Un-refunded Revenue Bonds
   Series 1992A
     01-01-18          5.75            1,895,000                 1,933,033
St. Cloud Housing & Redevelopment Authority
   Revenue Bonds Series 2002
     05-01-18          5.13            3,000,000                 3,075,810
St. Cloud Infrastructure Management Fund
   Unlimited General Obligation Bonds
   Series 2001B (FSA Insured)
     02-01-05          3.50            1,130,000                 1,155,877
St. Louis Park Health Care Facilities
   Regular Fixed Revenue Bonds
   Series 1993 Inverse Floater
   (AMBAC Insured)
     07-01-13          5.10            9,000,000(h)              9,119,970
St. Louis Park Multi-Family
   Housing Refunding Revenue Bonds
   Park Boulevard Towers Series 1996
     04-01-31          7.00            3,880,000                 3,888,497
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Refunding Revenue Bonds
   Lyngblomsten Care Center Series 1993
     11-01-06          7.13              665,000                   680,927
     11-01-17          7.13            1,720,000                 1,725,796
St. Paul Housing & Redevelopment Authority
   Revenue Bonds Lyngblomsten Multi-family
   Series 1993
     11-01-24          7.00            1,815,000                 1,776,685
St. Paul Housing & Redevelopment Authority
   Health Care Facilities Revenue Bonds
   Regions Hospital Series 1998
     05-15-28          5.30              875,000                   813,811
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Community of Peace Academy
   Series 2001A
     12-01-30          7.88            2,390,000                 2,441,696
St. Paul Housing & Redevelopment Authority
   Lease Revenue Bonds
   Minnesota Business Academy
   Series 2000
     03-01-30          8.00            3,745,000                 3,389,000
St. Paul Housing & Redevelopment Authority
   Single Family Housing Mortgage Refunding
   Revenue Mortgage-backed Bonds
   Middle Income Series 1995 (FNMA Insured)
     03-01-28          6.80            3,345,000                 3,536,133
St. Paul Port Authority Revenue Bonds
   Hotel Facilities Radisson Kellogg
   2nd Series 1999
     08-01-29          7.38            3,500,000                 3,514,105
St. Paul Port Authority Unlimited Tax
   General Obligation Bonds
   Series 1994
     03-01-24          5.13            3,270,000                 3,271,112
State Agricultural & Economic Development
   Board Health Care Facilities Refunding
   Revenue Bonds Benedictine Health System
   St. Mary's Health System Duluth Clinic
   Obligated Group Series 1999A
   (MBIA Insured)
     02-15-16          4.75            1,000,000                 1,003,460
State Higher Education Facilities Authority
   Gustavus Adolphus College
   Revenue Bonds 4th Series 1998X
     10-01-24          4.80            2,340,000                 2,184,484
State Housing Finance Agency
   Revenue Bonds 2nd Series 2002R
   Inverse Floater A.M.T.
     07-01-33         14.32            4,000,000(h)              4,151,920
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1994L
   A.M.T.
     07-01-20          6.70              530,000                   550,023
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1996J
   A.M.T.
     07-01-21          5.60              255,000                   257,127
State Housing Finance Agency
   Single Family Housing Mortgage
   Revenue Bonds Series 1997K
   A.M.T.
     01-01-26          5.75            2,935,000                 2,966,992
State Public Facilities Authority Water
   Pollution Control Refunding Revenue
   Bonds Series 1997
     03-01-04          5.00            1,285,000                 1,350,329
State Public Facilities Authority Water
   Pollution Control Refunding Revenue
   Bonds Series 1998A
     03-01-16          4.75            3,500,000                 3,537,940
State Public Facilities Authority Water
   Pollution Control Revenue Bonds
   Series 2001A
     03-01-05          4.00            1,500,000                 1,560,720
State Unlimited General Obligation Bonds
   Series 1996
     11-01-03          5.00            1,500,000                 1,566,495

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
65    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

State Unlimited General Obligation Bonds
   Series 2001
     10-01-10          5.00%         $10,000,000               $10,828,400
     10-01-15          5.00            9,455,000                 9,911,298
State Unlimited General Obligation Bonds
   Series 2002
     08-01-10          5.00            9,075,000                 9,814,068
Steele County Health Care Facilities
   Revenue Bonds Elderly Housing Project
   Series 2000
     06-01-30          6.88            2,205,000                 2,398,996
Suburban Hennepin Regional Park District
   Unlimited General Obligation Bonds
   Series 2001
     02-01-05          4.50            1,025,000                 1,076,824
University of Minnesota
   Refunding Revenue Bonds
   Inverse Floater Series 1993
     08-15-03          7.90            5,000,000(h)              5,352,500
University of Minnesota
   Refunding Revenue Bonds
   Inverse Floater Series 2002
     07-01-21         13.94            4,500,000(h)              5,564,070
University of Minnesota
   Refunding Revenue Bonds
   Series 1986A
     02-01-11          6.00            4,625,000                 4,642,344
University of Minnesota
   Refunding Revenue Bonds
   Series 1996A
     07-01-13          5.75            2,000,000                 2,271,000
Vadnais Heights Multi-family Housing
   Refunding Revenue Bonds
   Cottages of Vadnais Heights
   Series 1995 A.M.T.
     12-01-31          7.00            3,040,000                 3,058,939
Vadnais Heights Tax Credit
   Refunding Revenue Bonds
   Cottages of Vadnais Heights
   Series 1997 A.M.T.
     07-15-09          7.00            1,080,000                 1,120,478
Washington County Housing &
   Redevelopment Authority Refunding
   Revenue Bonds Woodbury
   Multi-family Housing Series 1996
     12-01-23          6.95            1,855,000                 1,869,154
Western Minnesota
Municipal
   Power Agency Refunding
   Revenue Bonds Series 1987A
     01-01-15          5.50            5,000,000                 5,002,450
Western Minnesota
Municipal
   Power Agency Refunding
   Revenue Bonds Series 1987A
   (MBIA Insured)
     01-01-15          5.50            6,250,000                 6,265,938
White Bear Lake Independent School District #624
   Unlimited General Obligation Bonds
   Series 2002B (FGIC Insured)
     02-01-13          5.00            1,405,000                 1,490,663
     02-01-14          5.00            1,480,000                 1,557,108
Woodbury Senior Housing
   Revenue Bonds Summer House
   of Woodbury Series 1999
     07-01-34          6.40            5,145,000                 4,545,916
Total
Municipal bonds
(Cost: $427,685,054)                                          $436,572,000

Municipal notes (1.1%)
Issuer(d,f)          Effective         Amount                     Value(a)
                                        yield                    payable at
                                                                  maturity
Arden Hills Housing & Health Care Facilities
   Refunding Revenue Bonds
   (Presbyterian Homes)
   V.R. Series 1999A
     09-01-29          1.95%          $1,725,000                $1,725,000
Arden Hills Housing & Health Care Facilities
   Revenue Bonds
   (Presbyterian Homes)
   V.R. Series 1999B
     09-01-29          1.95              700,000                   700,000
North Suburban Hospital
   Revenue Bonds Anoka & Ramsey County
   Health Centers V.R. Series 1985
     08-01-14          1.50            2,600,000                 2,600,000
Total

Municipal notes
(Cost: $5,025,000)                                              $5,025,000

Total investments in securities
(Cost: $432,710,054)(i)                                       $441,597,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       -- ACA Financial Guaranty Corporation
     AMBAC     -- American Municipal Bond Association Corporation
     BIG       -- Bond Investors Guarantee
     CGIC      -- Capital Guaranty Insurance Company
     FGIC      -- Financial Guarantee Insurance Corporation
     FHA       -- Federal Housing Authority
     FNMA      -- Federal National Mortgage Association
     FSA       -- Financial Security Assurance
     GNMA      -- Government National Mortgage Association
     MBIA      -- Municipal Bond Investors Assurance
     XLCA      -- XL Capital Assurance


(c) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 5.3% of net assets as of June 30, 2002.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax represented 13.0% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(e) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,480,597.

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 9.3% of net assets.

(i) At June 30, 2002, the cost of securities for federal income tax purposes was $432,710,054 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                       $15,273,256
     Unrealized depreciation                        (6,386,310)
                                                    ----------
     Net unrealized appreciation                   $ 8,886,946
                                                   -----------

--------------------------------------------------------------------------------
67    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (98.1%)
Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

Albany County Airport Authority
   Revenue Bonds
   Series 1997 (FSA Insured) A.M.T.
     12-15-19          5.50%            $250,000                  $258,173
Commonwealth of Puerto Rico
   Highway & Transportation Authority
   Refunding Revenue Bonds
   Series 2002E (FSA Insured)
     07-01-21          5.50            2,670,000(c)              2,922,368
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (MBIA Insured)
     07-01-15          5.50            1,000,000(c)              1,116,490
Commonwealth of Puerto Rico
   Public Improvement Unlimited
   General Obligation Refunding Bonds
   Series 2001A (XLCA Insured)
     07-01-17          5.50            1,000,000(c)              1,102,500
Erie County Unlimited Tax
   General Obligation Bonds
   Series 1995B (FGIC Insured)
     06-15-25          5.50              700,000                   715,820
Erie County Water Authority
   Refunding Revenue Bonds Series 1990A
   Escrowed to Maturity (AMBAC Insured)
     12-01-08          6.00            1,765,000                 1,995,456
Huntington Housing Authority
   Revenue Bonds
   Senior Housing Facilities
   Gurwin Jewish Senior Residences
   Series 1999A
     05-01-39          6.00            1,750,000                 1,495,428
Kenmore Housing Authority
   Student Housing Revenue Bonds
   State University Buffalo Student
   Apartments Series 1999A
   (Radian Group Financial Guaranty)
     08-01-24          5.50            1,000,000                 1,018,560
Long Island Power Authority
   Refunding Revenue Bonds
   Electronic Systems Sub Series 1998A
   (AMBAC Insured)
     04-01-09          5.25            1,000,000                 1,089,380
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Commuter Facilities Service Contract
   5th Series 1991
     07-01-16          6.50            1,775,000                 1,800,489
Metropolitan Transportation Authority
   Refunding Revenue Bonds Series 2002
   Inverse Floater (AMBAC Insured)
     11-15-19         14.19            1,330,000(g)              1,569,759
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Service Contract Series 2002A
   (FGIC Insured)
     07-01-25          5.00            2,000,000                 1,949,300
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Transportation Facilities
   Series 1998A
   Escrowed to Maturity (MBIA Insured)
     07-01-24          4.75            1,500,000                 1,452,240
Metropolitan Transportation Authority
   Revenue Bonds Dedicated Tax Fund
   Series 1998A (FGIC Insured)
     04-01-28          4.75            1,000,000                   944,850
Monroe County Airport Authority
   Refunding Revenue Bonds
   Greater Rochester International Airport
   Series 1999 (MBIA Insured) A.M.T.
     01-01-16          5.88            1,500,000                 1,671,585
Monroe County Unlimited General
   Obligation Refunding Bonds
   Public Improvement Series 1996
     03-01-15          6.00            1,250,000                 1,449,250
Mount Vernon Industrial Development Agency
   Revenue Bonds Civic Facilities
   Wartburg Senior Housing Meadowview
   Series 1999
     06-01-29          6.20            1,000,000                   876,390
Municipal Assistance for City of Troy
   Refunding Revenue Bonds
   Series 1996A (MBIA Insured)
     01-15-22          5.00            1,250,000                 1,240,725
New York City Industrial Development Agency
   Refunding Revenue & Improvement Bonds
   Civic Facilities Lighthouse Intl
   Series 1998 (MBIA Insured)
     07-01-23          4.50              200,000                   182,232
New York City Industrial Development Agency
   Revenue Bonds Civic Facilities
   Riverdale Country School
   Series 1997 (MBIA Insured)
     06-01-17          5.25            1,000,000                 1,033,940
New York City Industrial Development Agency
   Revenue Bonds Civic Facilities
   Touro College Series 1999A
     06-01-29          6.35            1,000,000                   890,810
New York City Industrial Development Agency
   Revenue Bonds Civic Facilities
   YMCA of Greater New York Series 1997
     08-01-16          5.80            1,000,000                 1,032,320
New York City
Municipal Water Finance Authority
   Refunding Revenue Bonds
   Water & Sewer System Series 1993
   Inverse Floater (MBIA Insured)
     06-15-09          8.92            2,000,000(g)              2,181,800
New York City
Municipal Water Finance Authority
   Revenue Bonds
   Water & Sewer System
   Series 1996B (MBIA Insured)
     06-15-26          5.75              500,000                   547,675
New York City Transitional Cultural Resources
   Revenue Bonds
   Museum of American Folk Art
   Series 2000 (ACA Insured)
     07-01-22          6.00            1,000,000                 1,043,080
New York City Transitional Finance Authority
   Future Secured Sales Tax
   Pre-refunded Revenue Bonds
   Series 1999C
     05-01-25          5.50            1,000,000                 1,028,830
New York City Transitional Finance Authority
   Future Secured Sales Tax
   Revenue Bonds Series 2001C
     02-01-08          5.50            1,500,000                 1,643,925
New York City Transitional Finance Authority
   Public Improvement Revenue Bonds
   Series 2002C
     02-15-16          5.50            5,000,000                 5,382,949
New York City Unlimited General Obligation
   Bonds Series 1996J
     02-15-19          5.88            1,000,000                 1,039,840
New York City Unlimited General Obligation
   Bonds Series 2000R Inverse Floater
   (FGIC Insured)
     05-15-16         12.99            1,000,000(g)              1,252,150
New York City Unlimited General Obligation
   Bonds Series 2002C (XLCA Insured)
     03-15-12          5.00            1,000,000                 1,052,610
New York City Unlimited General Obligation
   Pre-refunded Bonds Series 1994B-1
     08-15-16          7.00            1,500,000                 1,675,035

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

New York City Unlimited General Obligation
   Refunding Bonds Series 1996G
     02-01-17          5.75%          $1,000,000                $1,051,730
New York City Unlimited General Obligation
   Refunding Bonds Series 2002E
     08-01-16          5.75            3,000,000                 3,205,890
New York City Unlimited General Obligation
   Refunding Bonds Series 2002E
   (MBIA Insured)
     08-01-15          5.63            2,000,000                 2,187,600
North Hempstead
   Unlimited General Obligation Bonds
   Series 1998A (FGIC Insured)
     01-15-23          4.75            1,000,000                   953,280
Oneida County Industrial Development Agency
   Revenue Bonds Civic Facilities
   Mohawk Valley Handicapped Services
   Series 1999 (ACA Insured)
     03-15-19          5.30              500,000                   489,435
Port Authority Special
   Obligation Refunding Revenue Bonds
   KIAC Partners
   4th Series 1996 A.M.T.
     10-01-19          6.75            1,500,000                 1,548,495
Puerto Rico Electric Power Authority
   Refunding Revenue Bonds
   2nd Series 2002D-179
   Inverse Floater (MBIA Insured)
     07-01-17         14.20            1,500,000(c,f,g)          2,008,050
Rockland Tobacco Asset
   Backed Revenue Bonds Series 2001
     08-15-35          5.63            1,000,000                   977,170
State Dormitory Authority
   Pre-refunded Revenue Bonds
   City University 3rd General Resolution
   2nd Series 1994 (MBIA Insured)
     07-01-19          6.25            1,500,000                 1,630,155
State Dormitory Authority
   Pre-refunded Revenue Bonds
   Series 1990B
     05-15-11          7.50              415,000                   524,178
State Dormitory Authority
   Refunding Revenue Bonds
   Consolidated City University System
   Series 1993A
     07-01-13          5.75            3,000,000                 3,335,340
State Dormitory Authority
   Refunding Revenue Bonds
   Cooper Union Series 1996
   (AMBAC Insured)
     07-01-20          5.38              860,000                   881,939
State Dormitory Authority
   Refunding Revenue Bonds
   Long Island University
   Series 1999
   (Radian Group Financial Guaranty)
     09-01-28          5.25            1,400,000                 1,393,966
State Dormitory Authority
   Refunding Revenue Bonds
   St. Francis Hospital
   Series 1999A (MBIA Insured)
     07-01-29          5.50            1,000,000                 1,022,800
State Dormitory Authority
   Refunding Revenue Bonds
   St. Thomas Aquinas College
   Series 1998
   (Radian Group Financial Guaranty)
     07-01-14          5.00            1,125,000                 1,154,104
State Dormitory Authority
   Refunding Revenue Bonds
   State University Educational Facilities
   Series 1993A (AMBAC Insured)
     05-15-15          5.25            2,030,000                 2,204,438
     05-15-19          5.50            2,000,000                 2,177,580
State Dormitory Authority
   Revenue Bonds
   Barnard College Series 1996
   (AMBAC Insured)
     07-01-16          5.25            1,140,000                 1,184,483
State Dormitory Authority
   Revenue Bonds
   Culinary Institute of America
   Series 1997 (MBIA Insured)
     07-01-17          5.00              500,000                   509,915
State Dormitory Authority
   Revenue Bonds
   Frances Schervier Home
   Series 1997
   (Radian Group Financial Guaranty)
     07-01-17          5.50            1,000,000                 1,039,430
State Dormitory Authority
   Revenue Bonds
   New York University Series 1998A
   (MBIA Insured)
     07-01-17          6.00            2,975,000                 3,443,979
State Dormitory Authority
   Revenue Bonds
   Pratt Institute Series 1999
   (Radian Group Financial Guaranty)
     07-01-20          6.00            1,500,000                 1,643,565
State Dormitory Authority
   Revenue Bonds
   Rockefeller University Series 2002A1
     07-01-32          5.00            1,500,000                 1,459,110
State Dormitory Authority
   Revenue Bonds
   School Districts Financing Series 2002A
   (MBIA Insured)
     10-01-17          5.75            5,000,000(f)              5,498,599
State Dormitory Authority
   Un-refunded Balance Revenue Bonds
   Series 1990B
     05-15-11          7.50            1,485,000                 1,797,251
State Energy Research & Development Authority
   Pollution Control Refunding Revenue Bonds
   Rochester Gas & Electric
   Series 1992B (MBIA Insured) A.M.T.
     05-15-32          6.50            2,500,000                 2,552,850
State Energy Research & Development Authority
   Revenue Bonds Gas Facilities
   Brooklyn Union Gas Series 1996
   (MBIA Insured)
     01-01-21          5.50            1,000,000                 1,027,680
State Energy Research & Development Authority
   Revenue Bonds Gas Facilities
   Residual Certificates Brooklyn Union Gas
   Series 2000 Inverse Floater (MBIA Insured)
     01-01-21         14.20              330,000(g)                352,836
State Energy Research & Development Authority
   Revenue Bonds Solid Waste Disposal
   State Electric & Gas Series 1993A
   (MBIA Insured) A.M.T.
     12-01-28          5.70            3,000,000                 3,057,390
State Environmental Facilities
   Pollution Control Revenue Bonds
   State Water Revolving Fund
   Series 1990A
     06-15-12          7.50              295,000                   300,959
State Local Government Assistance
   Revenue Bonds
   Series 1992C
     04-01-22          5.50            1,500,000                 1,501,665
State Local Government Assistance
   Revenue Bonds
   Series 1997B (MBIA Insured)
     04-01-20          4.88            1,000,000                   989,970
State Mortgage Agency
   Revenue Bonds
   2nd Series 2002B-181 Inverse Floater
     04-01-32         13.54            1,000,000(f,g)              999,730
State Urban Development
   Capital Correctional Facilities
   Revenue Bonds
   5th Series 1995 (MBIA Insured)
     01-01-25          5.50              750,000                   762,548
State Urban Development
   Revenue Bonds Personal Income Tax
   Series 2002A
     03-15-16          5.38            1,360,000                 1,449,406
     03-15-17          5.38            1,405,000                 1,487,164
Suffolk County Industrial Development Agency
   Revenue Bonds Continuing Care Retirement
   Jefferson's Ferry Series 1999A
     11-01-28          7.25            1,500,000                 1,564,875

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
69    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(b,d)

Syracuse Unlimited General Obligation Bonds
   Series 2002C (FGIC Insured) A.M.T.
     01-01-05          4.25%          $1,150,000                $1,190,963
Ulster County Independent Development Agency
   Revenue Bonds Civic Facilities
   Benedictine Hospital Series 1999A
     06-01-24          6.45            1,950,000                 1,744,607
Utica Industrial Development Agency
   Pre-refunded Revenue Bonds Civic Facilities
   Munson-Williams-Proctor
   Series 1996A (MBIA Insured)
     07-15-16          5.50              750,000                   781,103
Westchester County Industrial Development Agency
   Revenue Bonds Continuing Care Retirement
   Hebrew Hospital Senior Housing
   Series 2000A
     07-01-30          7.38            1,000,000                 1,009,910
Yonkers Unlimited General Obligation
   Refunding Bonds
   Series 2001B (AMBAC Insured)
     12-15-07          3.88            1,010,000                 1,046,532
Total

Municipal bonds
(Cost: $104,440,222)                                          $109,798,629

Municipal notes (2.9%)
Issuer(b,d,e)        Effective         Amount                     Value(a)
                                        yield                    payable at
                                                                  maturity
New York City Transitional Finance Authority
   Revenue Bonds Future Tax Secured
   V.R. Series 1999B-2
     11-01-26          1.75%            $500,000                  $500,000
New York City Unlimited General Obligation
   Bonds V.R. Series 1994B2
   (MBIA Insured)
     08-15-09          1.75              100,000                   100,000
New York City Unlimited General Obligation
   Refunding Bonds V.R. Series 1994H-2
     08-01-13          1.75              600,000                   600,000
State Job Development Authority
   Refunding Revenue Bonds
   State Guarantee Special Purpose
   V.R. Series 1992 A1-25
     03-01-07          1.80            2,000,000                 2,000,000
Total

Municipal notes
(Cost: $3,200,000)                                              $3,200,000

Total investments in securities
(Cost: $107,640,222)(h)                                       $112,998,629

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       -- ACA Financial Guaranty Corporation
     AMBAC     -- American Municipal Bond Association Corporation
     BIG       -- Bond Investors Guarantee
     CGIC      -- Capital Guaranty Insurance Company
     FGIC      -- Financial Guarantee Insurance Corporation
     FHA       -- Federal Housing Authority
     FNMA      -- Federal National Mortgage Association
     FSA       -- Financial Security Assurance
     GNMA      -- Government National Mortgage Association
     MBIA      -- Municipal Bond Investors Assurance
     XLCA      -- XL Capital Assurance

(c) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 6.4% of net assets as of June 30, 2002.

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax represented 9.2% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2002.

(f) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,503,275.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 7.5% of net assets.

(h) At June 30, 2002, the cost of securities for federal income tax purposes was $107,640,222 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $6,118,578
     Unrealized depreciation                          (760,171)
                                                      --------
     Net unrealized appreciation                    $5,358,407
                                                    ----------

--------------------------------------------------------------------------------
70    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

June 30, 2002
(Percentages represent value of investments compared to net assets)

Municipal bonds (98.6%)
Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(d,e)

Akron Bath Copley Joint Township
   Hospital District Revenue Bonds
   Summa Hospital Series 1998A
     11-15-24          5.38%          $1,500,000                $1,319,925
Barberton Limited Tax Various Purpose
   General Obligation Bonds Series 1989
     12-01-09          7.35              560,000                   562,526
Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association
   of Logan County Series 1993
     12-01-13          6.00            1,000,000                 1,029,840
Buckeye Valley Local School District
   School Improvement Unlimited Tax
   General Obligation Bonds
   Series 1995A (MBIA Insured)
     12-01-20          5.25            1,000,000                 1,015,980
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
   Series 1998
     12-01-10          6.25              385,000                   401,436
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds Series 1996
     12-01-10          6.25              830,000                   861,449
Celina Local School District
   Unlimited General Obligation Bonds
   Series 1996 (FGIC Insured)
     12-01-20          5.25            1,000,000                 1,016,930
Cincinnati School District School
   Improvement General Obligation Bonds
   Series 2001 (MBIA Insured)
     12-01-02          4.00              805,000                   813,638
Cleveland Airport Systems Revenue Bonds
   Series 1997A (FSA Insured) A.M.T.
     01-01-17          5.13            1,000,000                 1,009,610
Cleveland Regional Transit Authority
   Limited General Obligation Bonds
   Capital Improvement Series 2002R
   (MBIA Insured)
     12-01-10          5.00            2,500,000                 2,693,924
Commonwealth of Puerto Rico
   Public Improvement Unlimited General
   Obligation Refunding Bonds
   Series 2001A (MBIA Insured)
     07-01-16          5.50            2,000,000(c)              2,230,460
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
     08-01-13          7.88            1,000,000                 1,030,550
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds Judson
   Retirement Community Series 1996A
     11-15-18          7.25            1,000,000                 1,055,080
Cuyahoga County Hospital
   Facilities Revenue Bonds
   Canton Series 2000
     01-01-30          7.50            1,000,000                 1,077,380
Cuyahoga County Hospital
   Refunding Revenue Bonds
   Cleveland Clinic Foundation
   Series 1992C (MBIA Insured)
     11-15-11          5.50            1,500,000                 1,550,760
Cuyahoga County Hospital
   Revenue Bonds
   University Hospitals Health System
   Series 1999 (AMBAC Insured)
     01-15-19          5.40            1,000,000                 1,039,730
Cuyahoga County Limited Tax
   General Obligation Bonds
   Series 1993
     05-15-13          5.60              500,000                   561,075
Cuyahoga County Port Authority Special
   Assessment Tax Increment Revenue Bonds
   Series 2001
     12-01-31          7.35            1,000,000                 1,004,510
Dayton Water System Refunding
   Revenue Bonds Series 1999
   (FSA Insured)
     12-01-02          4.00            1,000,000                 1,010,730
Delaware County Sewer Improvement
   Limited Tax General Obligation Bonds
   Series 1995
     12-01-15          5.25            1,000,000                 1,032,590
Dover Limited Tax Improvement
   General Obligation Bonds
   Municipal Sewer System
   Series 1989
     12-01-09          7.10              855,000                   874,007
Eaton Local School District
   Unlimited Tax General Obligation Bonds
   Series 2002 (FGIC Insured)
     12-01-17          5.38              835,000                   892,740
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City Incorporated
   Series 1999
     12-15-28          6.13            1,250,000                 1,063,525
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments
   Series 1998B A.M.T.
     11-01-35          6.40            1,000,000                   863,640
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments Series 1998 A.M.T.
     12-01-25          6.38              990,000(b)                643,500
Gateway Economic Development
   Greater Cleveland Excise Tax
   Refunding Revenue Bonds Senior Lien
   Series 2001 (FSA Insured) A.M.T.
     09-01-05          5.13            1,750,000                 1,869,420
Hamilton County Sales Tax
   Revenue Bonds
   Hamilton County Football
   Series 1998A (MBIA Insured)
     12-01-17          4.75            1,000,000                 1,004,360
Hamilton County Sewer System
   Refunding Revenue Bonds
   Series 2001A (MBIA Insured)
     12-01-09          5.00              450,000                   487,971
Hamilton General Obligation Bonds
   One Renaissance Center
   Series 2001A (AMBAC Insured)
     11-01-02          2.40              150,000                   150,482
Hamilton General Obligation Bonds
   One Renaissance Center
   Series 2001B (AMBAC Insured)
     11-01-02          2.40              255,000                   255,819
     11-01-03          2.60              275,000                   278,361
Hilliard County School District
   Unlimited Tax General Obligation Bonds
   Series 1996A (FGIC Insured)
     12-01-20          5.00            1,000,000                 1,003,730
Jackson County Hospital Facilities
   Revenue Bonds Consolidated Health System
   Jackson Hospital Series 1999
   (Radian Group Financial Guaranty)
     10-01-20          6.13            1,000,000                 1,075,310
Lakota Local School District Unlimited Tax
   Improvement General Obligation
   Pre-refunded Bonds
   Series 1994 (AMBAC Insured)
     12-01-14          6.25            2,000,000                 2,239,439
Lorain County Hospital Facilities Refunding
   Revenue Bonds EMH Regional Medical
   Center Series 1995 (AMBAC Insured)
     11-01-21          5.38            2,000,000                 2,032,760
Lorain County Independent Living & Hospital
   Facilities Refunding Revenue Bonds
   Elyria United Methodist Series 1996C
     06-01-22          6.88            1,000,000                 1,034,230
Mahoning Valley Sanitary District Water
   Refunding Revenue Bonds
   Series 1999 (FSA Insured)
     11-15-18          5.75            1,000,000                 1,077,720

See accompanying notes to investments in securities.

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71    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of               Coupon          Principal                   Value(a)
issuer and             rate            amount
title of issue(d,e)

Marion County Health Care Facilities
   Improvement Refunding Revenue Bonds
   United Church Homes Series 1993
     11-15-10          6.38%            $820,000                  $816,515
Marysville Sewer System 1st Mortgage
   Revenue Bonds Series 1988 (BIG Insured)
     02-15-08          7.85              265,000                   265,856
Montgomery County Hospital Facilities
   Refunding Revenue Bonds
   Kettering Medical Center Series 1999
     04-01-22          6.75            1,000,000                 1,051,790
Montgomery County Limited Tax
   General Obligation Bonds Series 2000
     12-01-16          5.38            1,250,000                 1,337,188
Montgomery County Water Revenue
   Bonds Greater Moraine-Beavercreek District
   Series 1992 (FGIC Insured)
     11-15-17          6.25            1,000,000                 1,035,510
North Olmstead County
   General Obligation Bonds
   Series 1996 (AMBAC Insured)
     12-01-16          5.00            1,500,000                 1,542,075
     12-01-21          5.00              200,000                   200,116
Orrville Electric System
   Refunding Revenue & Improvement
   Mortgage Bonds Series 1997
   (AMBAC Insured)
     12-01-17          5.10            1,000,000                 1,026,680
Plain Local School District
   Unlimited Tax General Obligation Bonds
   Series 2002 (FGIC Insured)
     12-01-14          5.50            1,000,000                 1,096,930
Puerto Rico Electric Power Authority
   Revenue Bonds Series 2002C
   Inverse Floater (MBIA Insured)
     07-01-17         14.20            1,000,000(c,g,h)          1,338,700
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds Government
   Facilities Series 2002C (XLCA Insured)
     07-01-13          5.50              710,000(c)                793,347
Stark County Local School District
   Unlimited Tax General Obligation Bonds
   Series 2000 (FGIC Insured)
     12-01-16          5.65            1,100,000                 1,194,270
State Air Quality Development Authority
   Refunding Revenue Bonds
   JMG Funding Limited Partnership
   Series 1994 (AMBAC Insured) A.M.T.
     01-01-29          6.38            2,000,000                 2,180,739
     04-01-29          6.38              500,000                   545,185
State Air Quality Development Authority
   Revenue Bonds Columbus & Southern
   Series 1985A (FGIC Insured)
     12-01-20          6.38            1,000,000                 1,037,300
State Building Facilities Authority
   Administration Building Fund
   Series 2002A (FSA Insured)
     04-01-16          5.50            2,010,000                 2,173,795
State Building Facilities Authority
   Refunding Revenue Bonds
   Series 2001A (FSA Insured)
     10-01-14          5.50            2,000,000                 2,183,159
State Conservation Projects
   Unlimited Tax General Obligation Bonds
   Series 2002A
     09-01-09          4.00            1,415,000                 1,445,960
State Infrastructure
   Revenue Bonds Series 2001
     06-15-03          4.50            1,000,000                 1,028,080
State Public Facilities Commissions Higher
   Education Capital Facilities Revenue
   Bonds 2nd Series 1999A
     11-01-03          4.50            1,000,000                 1,037,050
State Schools Capital Facilities
   Unlimited Tax General Obligation Bonds
   Series 2001A
     06-15-13          5.00            1,500,000                 1,580,490
State Turnpike Commission Revenue Bonds
   Series 1998B (FGIC Insured)
     02-15-24          4.50            1,000,000                   906,660
State Turnpike Pre-refunded Revenue Bonds
   Series 1994A
     02-15-24          5.75            1,000,000                 1,079,200
State Turnpike Pre-refunded Revenue Bonds
   Series 1996A (MBIA Insured)
     02-15-26          5.50            1,000,000                 1,110,640
State University General Receipts
   Revenue Bonds Series 2002A
     12-01-03          4.00              500,000                   515,925
     12-01-05          3.50              500,000                   515,060
State Valley School District School
   Improvement Unlimited Tax
   General Obligation Bonds
   Counties of Adams & Highland
   Series 1995 (MBIA Insured)
     12-01-21          5.25            2,000,000                 2,025,320
State Water Development Authority
   Pollution Control Refunding Revenue
   Bonds Cleveland Electric Illuminating
   Series 1995
     08-01-25          7.70            1,000,000                 1,077,570
State Water Development Authority
   Pollution Control Refunding Revenue
   Bonds Toledo Edison Series 1994A A.M.T.
     10-01-23          8.00            1,000,000                 1,073,630
State Water Development Authority
   Refunding & Improvement Revenue Bonds
   Pure Water Series 1992 (AMBAC Insured)
     12-01-18          5.50              750,000                   764,430
State Water Development Authority
   Solid Waste Disposal Revenue Bonds
   Northstar BHP Steel Cargill
   Series 1995 A.M.T.
     09-01-20          6.30              500,000                   521,180
State Water Development Authority
   Water Pollution Control
   Refunding Revenue Bonds
   Series 2001
     06-01-03          3.50            1,150,000                 1,170,585
State Water Development Authority
   Water Pollution Control
   Refunding Revenue Bonds
   Series 2002
     12-01-13          5.25            1,000,000                 1,095,430
Summit County Unlimited Tax Refunding
   Bonds Series 2002R (FGIC Insured)
     12-01-16          5.50            1,000,000                 1,107,480
Swanton Local School District School
   Improvement Unlimited Tax
   General Obligation Bonds
   Series 2001 (FGIC Insured)
     12-01-02          3.10              550,000                   553,812
University of Cincinnati General Receipts
   Revenue Bonds Series 2001A
   (FGIC Insured)
     06-01-14          5.50            1,000,000                 1,094,190
University of Cincinnati General Receipts
   Revenue Bonds Series 2002F
     06-01-17          5.38            1,000,000(g)              1,061,980
Warren County Various Purpose
   Limited Tax General Obligation Bonds
   Series 1992
     12-01-12          6.10              500,000                   584,865
Youngstown State University
   General Receipts
   College Revenue Bonds
   Series 1998 (AMBAC Insured)
     12-15-16          4.75            1,000,000                 1,011,260
Total

Municipal bonds
(Cost: $78,029,326)                                            $81,345,089

Municipal notes (2.1%)
Issuer(e,f)          Effective         Amount                     Value(a)
                                        yield                    payable at
                                                                  maturity
State Air Quality Development Authority
   Pollution Control Revenue Bonds
   V.R. Series 1998C A.M.T.
     09-01-18          1.85%            $200,000                  $200,000
State Higher Education Facilities
   Revenue Bonds Case Western V.R.
   Series 2002A
     10-01-31          1.80            1,500,000                 1,500,000
Total

Municipal notes
(Cost: $1,700,000)                                              $1,700,000

Total investments in securities
(Cost: $79,729,326)(i)                                         $83,045,089

See accompanying notes to investments in securities.

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72    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 5.3% of net assets as of June 30, 2002.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA       -- ACA Financial Guaranty Corporation
     AMBAC     -- American Municipal Bond Association Corporation
     BIG       -- Bond Investors Guarantee
     CGIC      -- Capital Guaranty Insurance Company
     FGIC      -- Financial Guarantee Insurance Corporation
     FHA       -- Federal Housing Authority
     FNMA      -- Federal National Mortgage Association
     FSA       -- Financial Security Assurance
     GNMA      -- Government National Mortgage Association
     MBIA      -- Municipal Bond Investors Assurance
     XLCA      -- XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- As of June 30, 2002, the value of securities subject to alternative minimum tax represented 10.8% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(g) At June 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $2,385,059.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2002. As of June 30, 2002, the value of inverse floaters represented 1.6% of net assets.

(i) At June 30, 2002, the cost of securities for federal income tax purposes was $79,729,326 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                    $4,096,626
     Unrealized depreciation                      (780,863)
                                                  --------
     Net unrealized appreciation                $3,315,763
                                                ----------

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73    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP California Tax-Exempt Fund
Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01944
Aug. 27, 2001                                 0.02067
Sept. 26, 2001                                0.01914
Oct. 26, 2001                                 0.01947
Nov. 26, 2001                                 0.01953
Dec. 20, 2001                                 0.01528
Jan. 25, 2002                                 0.02366
Feb. 26, 2002                                 0.02118
March 26, 2002                                0.01851
April 26, 2002                                0.02061
May 24, 2002                                  0.01870
June 26, 2002                                 0.02220
Total distributions                          $0.23839

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01621
Aug. 27, 2001                                 0.01720
Sept. 26, 2001                                0.01585
Oct. 26, 2001                                 0.01619
Nov. 26, 2001                                 0.01613
Dec. 20, 2001                                 0.01269
Jan. 25, 2002                                 0.01978
Feb. 26, 2002                                 0.01772
March 26, 2002                                0.01550
April 26, 2002                                0.01731
May 24, 2002                                  0.01570
June 26, 2002                                 0.01865
Total distributions                          $0.19893


--------------------------------------------------------------------------------
74    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01624
Aug. 27, 2001                                 0.01721
Sept. 26, 2001                                0.01586
Oct. 26, 2001                                 0.01629
Nov. 26, 2001                                 0.01620
Dec. 20, 2001                                 0.01265
Jan. 25, 2002                                 0.01982
Feb. 26, 2002                                 0.01777
March 26, 2002                                0.01552
April 26, 2002                                0.01730
May 24, 2002                                  0.01569
June 26, 2002                                 0.01865
Total distributions                          $0.19920

Source of distributions
99.63% of exempt-interest distributions during the fiscal year ended June 30, 2002 were from interest on California Municipal securities. For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 10.06%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.



--------------------------------------------------------------------------------
75    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01862
Aug. 27, 2001                                 0.02056
Sept. 26, 2001                                0.01899
Oct. 26, 2001                                 0.01897
Nov. 26, 2001                                 0.01910
Dec. 20, 2001                                 0.01437
Jan. 25, 2002                                 0.02130
Feb. 26, 2002                                 0.01889
March 26, 2002                                0.01625
April 26, 2002                                0.01780
May 24, 2002                                  0.01571
June 26, 2002                                 0.01860
Total distributions                          $0.21916

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01534
Aug. 27, 2001                                 0.01704
Sept. 26, 2001                                0.01567
Oct. 26, 2001                                 0.01565
Nov. 26, 2001                                 0.01566
Dec. 20, 2001                                 0.01174
Jan. 25, 2002                                 0.01736
Feb. 26, 2002                                 0.01537
March 26, 2002                                0.01318
April 26, 2002                                0.01442
May 24, 2002                                  0.01264
June 26, 2002                                 0.01495
Total distributions                          $0.17902

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01535
Aug. 27, 2001                                 0.01711
Sept. 26, 2001                                0.01569
Oct. 26, 2001                                 0.01571
Nov. 26, 2001                                 0.01565
Dec. 20, 2001                                 0.01174
Jan. 25, 2002                                 0.01738
Feb. 26, 2002                                 0.01553
March 26, 2002                                0.01322
April 26, 2002                                0.01442
May 24, 2002                                  0.01265
June 26, 2002                                 0.01494
Total distributions                          $0.17939

Source of distributions
99.89% of exempt-interest distributions during the fiscal year ended June 30, 2002 were from interest on Massachusetts Municipal securities. For dividends paid by the Fund to be exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 5.64%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
76    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Michigan Tax-Exempt Fund
Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.02011
Aug. 27, 2001                                 0.02263
Sept. 26, 2001                                0.02071
Oct. 26, 2001                                 0.01980
Nov. 26, 2001                                 0.02005
Dec. 20, 2001                                 0.01535
Jan. 25, 2002                                 0.02288
Feb. 26, 2002                                 0.02064
March 26, 2002                                0.01819
April 26, 2002                                0.02020
May 24, 2002                                  0.01902
June 26, 2002                                 0.02222
Total distributions                          $0.24180

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01684
Aug. 27, 2001                                 0.01911
Sept. 26, 2001                                0.01742
Oct. 26, 2001                                 0.01649
Nov. 26, 2001                                 0.01663
Dec. 20, 2001                                 0.01274
Jan. 25, 2002                                 0.01896
Feb. 26, 2002                                 0.01715
March 26, 2002                                0.01515
April 26, 2002                                0.01684
May 24, 2002                                  0.01598
June 26, 2002                                 0.01862
Total distributions                          $0.20193

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01698
Aug. 27, 2001                                 0.01913
Sept. 26, 2001                                0.01744
Oct. 26, 2001                                 0.01644
Nov. 26, 2001                                 0.01670
Dec. 20, 2001                                 0.01259
Jan. 25, 2002                                 0.01900
Feb. 26, 2002                                 0.01713
March 26, 2002                                0.01516
April 26, 2002                                0.01683
May 24, 2002                                  0.01597
June 26, 2002                                 0.01862
Total distributions                          $0.20199

Source of distributions
99.46% of exempt-interest distributions during the fiscal year ended June 30, 2002 were from interest on Michigan Municipal securities. For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 4.43%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
77    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund
Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.02187
Aug. 27, 2001                                 0.02243
Sept. 26, 2001                                0.02063
Oct. 26, 2001                                 0.01994
Nov. 26, 2001                                 0.02317
Dec. 20, 2001                                 0.01717
Jan. 25, 2002                                 0.02295
Feb. 26, 2002                                 0.02066
March 26, 2002                                0.01887
April 26, 2002                                0.02084
May 24, 2002                                  0.01941
June 26, 2002                                 0.02201
Total distributions                          $0.24995

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01868
Aug. 27, 2001                                 0.01902
Sept. 26, 2001                                0.01742
Oct. 26, 2001                                 0.01672
Nov. 26, 2001                                 0.01985
Dec. 20, 2001                                 0.01462
Jan. 25, 2002                                 0.01913
Feb. 26, 2002                                 0.01725
March 26, 2002                                0.01589
April 26, 2002                                0.01756
May 24, 2002                                  0.01644
June 26, 2002                                 0.01848
Total distributions                          $0.21106

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01876
Aug. 27, 2001                                 0.01903
Sept. 26, 2001                                0.01741
Oct. 26, 2001                                 0.01674
Nov. 26, 2001                                 0.01983
Dec. 20, 2001                                 0.01461
Jan. 25, 2002                                 0.01914
Feb. 26, 2002                                 0.01728
March 26, 2002                                0.01589
April 26, 2002                                0.01755
May 24, 2002                                  0.01642
June 26, 2002                                 0.01847
Total distributions                          $0.21113

Source of distributions
97.85% of exempt-interest distributions during the fiscal year ended June 30, 2002 were from interest on Minnesota Municipal securities. For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 15.31%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


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78    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP New York Tax-Exempt Fund
Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01870
Aug. 27, 2001                                 0.01956
Sept. 26, 2001                                0.01812
Oct. 26, 2001                                 0.01805
Nov. 26, 2001                                 0.01852
Dec. 20, 2001                                 0.01430
Jan. 25, 2002                                 0.02153
Feb. 26, 2002                                 0.01982
March 26, 2002                                0.01747
April 26, 2002                                0.01953
May 24, 2002                                  0.01763
June 26, 2002                                 0.02135
Total distributions                          $0.22458

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01553
Aug. 27, 2001                                 0.01615
Sept. 26, 2001                                0.01491
Oct. 26, 2001                                 0.01484
Nov. 26, 2001                                 0.01521
Dec. 20, 2001                                 0.01178
Jan. 25, 2002                                 0.01774
Feb. 26, 2002                                 0.01643
March 26, 2002                                0.01451
April 26, 2002                                0.01627
May 24, 2002                                  0.01467
June 26, 2002                                 0.01784
Total distributions                          $0.18588

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01545
Aug. 27, 2001                                 0.01616
Sept. 26, 2001                                0.01486
Oct. 26, 2001                                 0.01490
Nov. 26, 2001                                 0.01526
Dec. 20, 2001                                 0.01174
Jan. 25, 2002                                 0.01773
Feb. 26, 2002                                 0.01640
March 26, 2002                                0.01448
April 26, 2002                                0.01626
May 24, 2002                                  0.01466
June 26, 2002                                 0.01780
Total distributions                          $0.18570

Source of distributions
99.66% of exempt-interest distributions during the fiscal year ended June 30, 2002 were from interest on New York Municipal securities. For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 10.96%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


--------------------------------------------------------------------------------
79    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP Ohio Tax-Exempt Fund
Fiscal year ended June 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.02003
Aug. 27, 2001                                 0.02144
Sept. 26, 2001                                0.01930
Oct. 26, 2001                                 0.01860
Nov. 26, 2001                                 0.01880
Dec. 20, 2001                                 0.01438
Jan. 25, 2002                                 0.02103
Feb. 26, 2002                                 0.01852
March 26, 2002                                0.01649
April 26, 2002                                0.01844
May 24, 2002                                  0.01691
June 26, 2002                                 0.02003
Total distributions                          $0.22397

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01676
Aug. 27, 2001                                 0.01794
Sept. 26, 2001                                0.01598
Oct. 26, 2001                                 0.01530
Nov. 26, 2001                                 0.01538
Dec. 20, 2001                                 0.01176
Jan. 25, 2002                                 0.01710
Feb. 26, 2002                                 0.01502
March 26, 2002                                0.01343
April 26, 2002                                0.01506
May 24, 2002                                  0.01386
June 26, 2002                                 0.01640
Total distributions                          $0.18399

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                Per share
July 26, 2001                                $0.01679
Aug. 27, 2001                                 0.01794
Sept. 26, 2001                                0.01610
Oct. 26, 2001                                 0.01532
Nov. 26, 2001                                 0.01539
Dec. 20, 2001                                 0.01179
Jan. 25, 2002                                 0.01711
Feb. 26, 2002                                 0.01504
March 26, 2002                                0.01342
April 26, 2002                                0.01502
May 24, 2002                                  0.01383
June 26, 2002                                 0.01639
Total distributions                          $0.18414

Source of distributions
99.84% of exempt-interest distributions during the fiscal year ended June 30, 2002 were from interest on Ohio
Municipal securities. For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2002 was 12.59%.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
80    AXP STATE TAX-EXEMPT FUNDS -- ANNUAL REPORT

AXP State Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.comTicker Symbol



AXP California Tax-Exempt Fund     Class A: ICALX  Class B: ACABX  Class C: N/A
AXP Massachusetts Tax-Exempt Fund  Class A: IDMAX  Class B: N/A    Class C: N/A
AXP Michigan Tax-Exempt Fund       Class A: INMIX  Class B: N/A    Class C: N/A
AXP Minnesota Tax-Exempt Fund      Class A: IMNTX  Class B: IDSMX  Class C: N/A
AXP New York Tax-Exempt Fund       Class A: INYKX  Class B: N/A    Class C: N/A
AXP Ohio Tax-Exempt Fund           Class A: IOHIX  Class B: N/A    Class C: N/A

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

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                                                                        AMERICAN
                                                                         EXPRESS

                                                                 S-6328 W (8/02)